Schedule of Investments(a)
Invesco PureBetaSM MSCI USA ETF (PBUS)
May 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.79%
Communication Services-10.86%
Activision Blizzard, Inc.	218	$15,692
Alphabet, Inc., Class A(b)	85	121,849
Alphabet, Inc., Class C(b)	87	124,316
Altice USA, Inc., Class A(b)	95	2,443
AT&T, Inc.	2,036	62,831
Cable One, Inc.	1	1,887
CenturyLink, Inc.	263	2,585
Charter Communications, Inc., Class A(b)	42	22,848
Comcast Corp., Class A	1,290	51,084
Discovery, Inc., Class A(b)(c)	45	979
Discovery, Inc., Class C(b)	96	1,881
DISH Network Corp., Class A(b)	69	2,184
Electronic Arts, Inc.(b)	82	10,076
Facebook, Inc., Class A(b)	683	153,736
Fox Corp., Class A	98	2,859
Fox Corp., Class B	48	1,381
IAC/InterActiveCorp.(b)	22	5,948
Interpublic Group of Cos., Inc. (The)	110	1,882
Liberty Broadband Corp., Class A(b)	7	943
Liberty Broadband Corp., Class C(b)	30	4,099
Liberty Global PLC, Class A (United Kingdom)(b)	46	977
Liberty Global PLC, Class C (United Kingdom)(b)	118	2,434
Liberty Media Corp.-Liberty Formula One, Class C(b)	58	2,010
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	25	912
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	49	1,787
Live Nation Entertainment, Inc.(b)	45	2,212
Match Group, Inc.(b)(c)	16	1,425
Netflix, Inc.(b)	125	52,466
News Corp., Class A	110	1,347
Omnicom Group, Inc.	62	3,397
Pinterest, Inc., Class A(b)	103	2,090
Roku, Inc.(b)	27	2,957
Sirius XM Holdings, Inc.	313	1,822
Snap, Inc., Class A(b)	248	4,697
Take-Two Interactive Software, Inc.(b)	32	4,357
T-Mobile US, Inc.(b)	122	12,205
Twitter, Inc.(b)	222	6,875
Verizon Communications, Inc.	1,174	67,364
ViacomCBS, Inc., Class B	159	3,298
Walt Disney Co. (The)	512	60,058
Zillow Group, Inc., Class C(b)(c)	40	2,320
		828,513
Consumer Discretionary-10.76%
Advance Auto Parts, Inc.	20	2,786
Amazon.com, Inc.(b)	120	293,084
Aptiv PLC	72	5,425
Aramark	64	1,657
Autoliv, Inc. (Sweden)	24	1,526
AutoZone, Inc.(b)	7	8,035
Best Buy Co., Inc.	66	5,154
Booking Holdings, Inc.(b)	12	19,673
BorgWarner, Inc.	59	1,897
Burlington Stores, Inc.(b)	19	3,984
CarMax, Inc.(b)	46	4,050
Carnival Corp.	134	2,109
Chipotle Mexican Grill, Inc.(b)	7	7,027
D.R. Horton, Inc.	99	5,475
Darden Restaurants, Inc.	37	2,844
Dollar General Corp.	72	13,789
Dollar Tree, Inc.(b)	67	6,557
Domino’s Pizza, Inc.	11	4,244
	Shares	Value
Consumer Discretionary-(continued)
eBay, Inc.	226	$10,292
Expedia Group, Inc.	38	3,020
Ford Motor Co.	1,105	6,310
Garmin Ltd.	41	3,697
General Motors Co.	365	9,446
Genuine Parts Co.	41	3,420
Hasbro, Inc.	37	2,720
Hilton Worldwide Holdings, Inc.	79	6,265
Home Depot, Inc. (The)	310	77,029
Las Vegas Sands Corp.	98	4,698
Lear Corp.	16	1,697
Lennar Corp., Class A	78	4,716
LKQ Corp.(b)	83	2,279
Lowe’s Cos., Inc.	218	28,416
lululemon athletica, inc.(b)	35	10,503
Marriott International, Inc., Class A	78	6,903
McDonald’s Corp.	212	39,500
MercadoLibre, Inc. (Argentina)(b)	13	11,072
MGM Resorts International	133	2,285
Mohawk Industries, Inc.(b)	17	1,584
Newell Brands, Inc.	114	1,499
NIKE, Inc., Class B	353	34,799
NVR, Inc.(b)	1	3,222
O’Reilly Automotive, Inc.(b)	21	8,762
PulteGroup, Inc.	77	2,616
Ralph Lauren Corp.	14	1,057
Ross Stores, Inc.	102	9,890
Royal Caribbean Cruises Ltd.	50	2,593
Starbucks Corp.	333	25,971
Target Corp.	144	17,616
Tesla, Inc.(b)	42	35,070
Tiffany & Co.	31	3,972
TJX Cos., Inc. (The)	341	17,991
Tractor Supply Co.	33	4,027
Ulta Beauty, Inc.(b)	15	3,660
Vail Resorts, Inc.	11	2,182
VF Corp.	95	5,329
Wayfair, Inc., Class A(b)(c)	18	3,088
Whirlpool Corp.	18	2,193
Wynn Resorts Ltd.	27	2,249
Yum! Brands, Inc.	85	7,627
		820,581
Consumer Staples-6.84%
Altria Group, Inc.	527	20,579
Archer-Daniels-Midland Co.	158	6,211
Brown-Forman Corp., Class B	88	5,802
Bunge Ltd.	40	1,561
Campbell Soup Co.	51	2,600
Church & Dwight Co., Inc.	70	5,255
Clorox Co. (The)	36	7,425
Coca-Cola Co. (The)	1,157	54,009
Colgate-Palmolive Co.	231	16,708
Conagra Brands, Inc.	138	4,801
Constellation Brands, Inc., Class A	48	8,289
Costco Wholesale Corp.	125	38,559
Estee Lauder Cos., Inc. (The), Class A	63	12,440
General Mills, Inc.	172	10,843
Hershey Co. (The)	42	5,698
Hormel Foods Corp.	83	4,053
Ingredion, Inc.	19	1,600
JM Smucker Co. (The)	32	3,646
Kellogg Co.	73	4,768

Invesco PureBetaSM MSCI USA ETF (PBUS)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Keurig Dr Pepper, Inc.	100	$2,792
Kimberly-Clark Corp.	97	13,720
Kraft Heinz Co. (The)	191	5,820
Kroger Co. (The)	227	7,405
Lamb Weston Holdings, Inc.	41	2,462
McCormick & Co., Inc.	35	6,130
Molson Coors Beverage Co., Class B	54	2,050
Mondelez International, Inc., Class A	407	21,213
Monster Beverage Corp.(b)	114	8,198
PepsiCo, Inc.	394	51,831
Philip Morris International, Inc.	442	32,425
Procter & Gamble Co. (The)	701	81,260
Sysco Corp.	137	7,557
Tyson Foods, Inc., Class A	84	5,161
Walgreens Boots Alliance, Inc.	214	9,189
Walmart, Inc.	403	49,996
		522,056
Energy-2.71%
Baker Hughes Co., Class A	185	3,054
Cabot Oil & Gas Corp.	113	2,242
Cheniere Energy, Inc.(b)	65	2,883
Chevron Corp.	533	48,876
Concho Resources, Inc.	56	3,053
ConocoPhillips	307	12,949
Diamondback Energy, Inc.	45	1,916
EOG Resources, Inc.	165	8,410
Exxon Mobil Corp.	1,201	54,609
Halliburton Co.	250	2,938
Hess Corp.	78	3,703
HollyFrontier Corp.	44	1,384
Kinder Morgan, Inc.	579	9,148
Marathon Petroleum Corp.	184	6,466
National Oilwell Varco, Inc.	110	1,372
Occidental Petroleum Corp.	254	3,289
ONEOK, Inc.	117	4,293
Phillips 66	125	9,783
Pioneer Natural Resources Co.	47	4,305
Schlumberger Ltd.	394	7,277
Valero Energy Corp.	116	7,730
Williams Cos., Inc. (The)	344	7,028
		206,708
Financials-10.19%
Aflac, Inc.	195	7,112
AGNC Investment Corp.	154	1,993
Alleghany Corp.	4	2,052
Allstate Corp. (The)	90	8,803
Ally Financial, Inc.	106	1,849
American Express Co.	195	18,539
American Financial Group, Inc.	22	1,325
American International Group, Inc.	248	7,455
Ameriprise Financial, Inc.	35	4,902
Annaly Capital Management, Inc.	406	2,501
Aon PLC, Class A	66	12,999
Apollo Global Management, Inc.	49	2,332
Arch Capital Group Ltd.(b)	115	3,245
Arthur J. Gallagher & Co.	53	4,997
Assurant, Inc.	17	1,744
Athene Holding Ltd., Class A(b)	41	1,184
Bank of America Corp.	2,230	53,788
Bank of New York Mellon Corp. (The)	227	8,438
Berkshire Hathaway, Inc., Class B(b)	393	72,933
	Shares	Value
Financials-(continued)
BlackRock, Inc.	43	$22,732
Blackstone Group, Inc. (The), Class A	191	10,849
Brown & Brown, Inc.	68	2,734
Capital One Financial Corp.	130	8,845
Carlyle Group, Inc. (The)	40	1,106
Cboe Global Markets, Inc.	31	3,300
Charles Schwab Corp. (The)	329	11,814
Chubb Ltd.	128	15,608
Cincinnati Financial Corp.	44	2,594
Citigroup, Inc.	598	28,650
Citizens Financial Group, Inc.	121	2,916
CME Group, Inc., Class A	102	18,625
Comerica, Inc.	40	1,454
Discover Financial Services	88	4,181
E*TRADE Financial Corp.	63	2,869
East West Bancorp, Inc.	41	1,433
Equitable Holdings, Inc.	119	2,274
Erie Indemnity Co., Class A	7	1,262
Everest Re Group Ltd.	12	2,381
FactSet Research Systems, Inc.	11	3,383
Fidelity National Financial, Inc.	79	2,520
Fifth Third Bancorp	201	3,897
First Republic Bank	49	5,300
Franklin Resources, Inc.	85	1,604
Globe Life, Inc.	29	2,234
Goldman Sachs Group, Inc. (The)	93	18,274
Hartford Financial Services Group, Inc. (The)	102	3,906
Huntington Bancshares, Inc.	289	2,569
Intercontinental Exchange, Inc.	157	15,268
Invesco Ltd.(d)	109	869
JPMorgan Chase & Co.	872	84,854
KeyCorp	275	3,259
KKR & Co., Inc., Class A	143	3,968
Lincoln National Corp.	55	2,086
Loews Corp.	74	2,460
M&T Bank Corp.	37	3,909
Markel Corp.(b)	4	3,590
MarketAxess Holdings, Inc.	11	5,594
Marsh & McLennan Cos., Inc.	143	15,147
MetLife, Inc.	221	7,958
Moody’s Corp.	48	12,836
Morgan Stanley	340	15,028
MSCI, Inc.	24	7,892
Nasdaq, Inc.	33	3,909
Northern Trust Corp.	56	4,425
People’s United Financial, Inc.	126	1,443
PNC Financial Services Group, Inc. (The)	123	14,027
Principal Financial Group, Inc.	78	3,012
Progressive Corp. (The)	166	12,895
Prudential Financial, Inc.	113	6,888
Raymond James Financial, Inc.	36	2,494
Regions Financial Corp.	272	3,076
Reinsurance Group of America, Inc.	18	1,634
RenaissanceRe Holdings Ltd. (Bermuda)	13	2,182
S&P Global, Inc.	69	22,426
SEI Investments Co.	36	1,952
Signature Bank	15	1,544
State Street Corp.	101	6,157
SVB Financial Group(b)	15	3,221
Synchrony Financial	157	3,198
T. Rowe Price Group, Inc.	67	8,100
TD Ameritrade Holding Corp.	77	2,870

Invesco PureBetaSM MSCI USA ETF (PBUS)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Financials-(continued)
Tradeweb Markets, Inc., Class A	23	$1,517
Travelers Cos., Inc. (The)	72	7,703
Truist Financial Corp.	381	14,013
U.S. Bancorp	389	13,833
Voya Financial, Inc.	38	1,712
W.R. Berkley Corp.	42	2,434
Wells Fargo & Co.	1,105	29,249
Willis Towers Watson PLC	37	7,507
Zions Bancorporation N.A.	47	1,547
		777,191
Health Care-15.20%
Abbott Laboratories	500	47,460
AbbVie, Inc.	501	46,428
ABIOMED, Inc.(b)	13	2,911
Agilent Technologies, Inc.	88	7,756
Alexion Pharmaceuticals, Inc.(b)	63	7,554
Align Technology, Inc.(b)	21	5,158
Alnylam Pharmaceuticals, Inc.(b)	32	4,329
AmerisourceBergen Corp.	44	4,195
Amgen, Inc.	167	38,360
Anthem, Inc.	72	21,176
Avantor, Inc.(b)	122	2,314
Baxter International, Inc.	145	13,051
Becton, Dickinson and Co.	77	19,014
Biogen, Inc.(b)	49	15,047
BioMarin Pharmaceutical, Inc.(b)	51	5,434
Bio-Rad Laboratories, Inc., Class A(b)	6	2,948
Boston Scientific Corp.(b)	396	15,044
Bristol-Myers Squibb Co.	641	38,281
Cardinal Health, Inc.	83	4,539
Catalent, Inc.(b)	44	3,420
Centene Corp.(b)	167	11,064
Cerner Corp.	89	6,488
Cigna Corp.	106	20,916
Cooper Cos., Inc. (The)	14	4,438
CVS Health Corp.	370	24,261
Danaher Corp.	178	29,657
DaVita, Inc.(b)	25	2,024
DENTSPLY SIRONA, Inc.	63	2,931
DexCom, Inc.(b)	26	9,836
Edwards Lifesciences Corp.(b)	59	13,258
Elanco Animal Health, Inc.(b)	113	2,419
Eli Lilly and Co.	244	37,320
Exact Sciences Corp.(b)	42	3,607
Gilead Sciences, Inc.	359	27,941
HCA Healthcare, Inc.	77	8,231
Henry Schein, Inc.(b)	41	2,490
Hologic, Inc.(b)	75	3,975
Humana, Inc.	37	15,194
IDEXX Laboratories, Inc.(b)	24	7,413
Illumina, Inc.(b)	42	15,248
Incyte Corp.(b)	52	5,299
Insulet Corp.(b)	18	3,394
Intuitive Surgical, Inc.(b)	33	19,141
Ionis Pharmaceuticals, Inc.(b)	38	2,136
IQVIA Holdings, Inc.(b)	55	8,224
Jazz Pharmaceuticals PLC(b)	16	1,909
Johnson & Johnson	748	111,265
Laboratory Corp. of America Holdings(b)	28	4,909
Masimo Corp.(b)	15	3,603
McKesson Corp.	46	7,299
Medtronic PLC	381	37,559
	Shares	Value
Health Care-(continued)
Merck & Co., Inc.	720	$58,118
Mettler-Toledo International, Inc.(b)	7	5,565
Moderna, Inc.(b)	77	4,736
Molina Healthcare, Inc.(b)	17	3,159
Mylan N.V.(b)	146	2,492
Neurocrine Biosciences, Inc.(b)	25	3,119
PerkinElmer, Inc.	32	3,215
Perrigo Co. PLC	39	2,136
Pfizer, Inc.	1,571	59,996
Quest Diagnostics, Inc.	38	4,495
Regeneron Pharmaceuticals, Inc.(b)	29	17,771
ResMed, Inc.	41	6,594
Sarepta Therapeutics, Inc.(b)	21	3,198
Seattle Genetics, Inc.(b)	34	5,345
STERIS PLC	24	3,981
Stryker Corp.	96	18,790
Teladoc Health, Inc.(b)	20	3,481
Teleflex, Inc.	13	4,717
Thermo Fisher Scientific, Inc.	113	39,458
UnitedHealth Group, Inc.	269	82,005
Universal Health Services, Inc., Class B	23	2,425
Varian Medical Systems, Inc.(b)	26	3,156
Veeva Systems, Inc., Class A(b)	38	8,317
Vertex Pharmaceuticals, Inc.(b)	74	21,309
Waters Corp.(b)	18	3,597
West Pharmaceutical Services, Inc.	21	4,537
Zimmer Biomet Holdings, Inc.	59	7,454
Zoetis, Inc.	135	18,818
		1,159,852
Industrials-8.02%
3M Co.	163	25,500
A.O. Smith Corp.	39	1,853
Allegion PLC	26	2,592
AMERCO	3	968
AMETEK, Inc.	65	5,961
Boeing Co. (The)	152	22,169
C.H. Robinson Worldwide, Inc.	38	3,083
Carrier Global Corp.(b)	233	4,770
Caterpillar, Inc.	156	18,740
Cintas Corp.	25	6,199
Copart, Inc.(b)	60	5,363
CoStar Group, Inc.(b)	11	7,225
CSX Corp.	220	15,748
Cummins, Inc.	43	7,293
Deere & Co.	85	12,930
Delta Air Lines, Inc.	45	1,134
Dover Corp.	41	3,987
Eaton Corp. PLC	117	9,933
Emerson Electric Co.	174	10,618
Equifax, Inc.	34	5,221
Expeditors International of Washington, Inc.	48	3,666
Fastenal Co.	163	6,725
FedEx Corp.	70	9,139
Fortive Corp.	86	5,244
Fortune Brands Home & Security, Inc.	40	2,438
General Dynamics Corp.	70	10,278
General Electric Co.	2,481	16,300
HD Supply Holdings, Inc.(b)	46	1,459
HEICO Corp.	12	1,209
HEICO Corp., Class A	21	1,763
Honeywell International, Inc.	202	29,462
Howmet Aerospace, Inc.	111	1,452

Invesco PureBetaSM MSCI USA ETF (PBUS)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Industrials-(continued)
Huntington Ingalls Industries, Inc.	12	$2,399
IDEX Corp.	22	3,506
IHS Markit Ltd.	108	7,502
Illinois Tool Works, Inc.	90	15,521
Ingersoll Rand, Inc.(b)	100	2,820
J.B. Hunt Transport Services, Inc.	24	2,872
Jacobs Engineering Group, Inc.	38	3,193
Johnson Controls International PLC	217	6,816
Kansas City Southern	27	4,064
Knight-Swift Transportation Holdings, Inc.	36	1,498
L3Harris Technologies, Inc.	63	12,565
Lennox International, Inc.	10	2,138
Lockheed Martin Corp.	72	27,968
Masco Corp.	79	3,685
Nielsen Holdings PLC	101	1,403
Nordson Corp.	16	3,014
Norfolk Southern Corp.	73	13,015
Northrop Grumman Corp.	45	15,084
Old Dominion Freight Line, Inc.	27	4,619
Otis Worldwide Corp.	116	6,107
Owens Corning	31	1,628
PACCAR, Inc.	98	7,238
Parker-Hannifin Corp.	36	6,479
Pentair PLC	48	1,879
Raytheon Technologies Corp.	430	27,744
Republic Services, Inc.	63	5,384
Robert Half International, Inc.	33	1,674
Rockwell Automation, Inc.	33	7,133
Rollins, Inc.	42	1,756
Roper Technologies, Inc.	30	11,814
Sensata Technologies Holding PLC(b)	45	1,604
Snap-on, Inc.	15	1,945
Southwest Airlines Co.	41	1,316
Stanley Black & Decker, Inc.	44	5,520
Teledyne Technologies, Inc.(b)	10	3,741
Textron, Inc.	65	2,013
Trane Technologies PLC	68	6,134
TransDigm Group, Inc.	14	5,948
TransUnion	54	4,660
Uber Technologies, Inc.(b)	270	9,806
Union Pacific Corp.	196	33,293
United Parcel Service, Inc., Class B	199	19,842
United Rentals, Inc.(b)	21	2,917
Verisk Analytics, Inc.	44	7,598
W.W. Grainger, Inc.	13	4,025
Wabtec Corp.	52	3,176
Waste Connections, Inc.	75	7,053
Waste Management, Inc.	121	12,917
XPO Logistics, Inc.(b)	26	2,049
Xylem, Inc.	51	3,383
		611,880
Information Technology-26.53%
Accenture PLC, Class A	180	36,292
Adobe, Inc.(b)	137	52,964
Advanced Micro Devices, Inc.(b)	332	17,862
Akamai Technologies, Inc.(b)	46	4,867
Amphenol Corp., Class A	85	8,208
Analog Devices, Inc.	105	11,860
ANSYS, Inc.(b)	24	6,792
Apple, Inc.	1,242	394,882
Applied Materials, Inc.	261	14,663
Arista Networks, Inc.(b)	16	3,735
	Shares	Value
Information Technology-(continued)
Arrow Electronics, Inc.(b)	23	$1,589
Autodesk, Inc.(b)	62	13,044
Automatic Data Processing, Inc.	123	18,018
Avalara, Inc.(b)	21	2,248
Black Knight, Inc.(b)	42	3,233
Booz Allen Hamilton Holding Corp.	40	3,190
Broadcom, Inc.	113	32,914
Broadridge Financial Solutions, Inc.	33	3,996
Cadence Design Systems, Inc.(b)	80	7,303
CDK Global, Inc.	34	1,337
CDW Corp.	41	4,547
Cisco Systems, Inc.	1,204	57,575
Citrix Systems, Inc.	33	4,888
Cognex Corp.	49	2,780
Cognizant Technology Solutions Corp., Class A	156	8,268
Corning, Inc.	217	4,945
Coupa Software, Inc.(b)	19	4,323
Crowdstrike Holdings, Inc., Class A(b)	29	2,547
Datadog, Inc., Class A(b)	30	2,138
Dell Technologies, Inc., Class C(b)	69	3,425
DocuSign, Inc.(b)	48	6,708
Dropbox, Inc., Class A(b)	70	1,580
Dynatrace, Inc.(b)	36	1,385
EPAM Systems, Inc.(b)	16	3,690
F5 Networks, Inc.(b)	17	2,464
Fair Isaac Corp.(b)	8	3,221
Fidelity National Information Services, Inc.	175	24,295
Fiserv, Inc.(b)	164	17,510
FleetCor Technologies, Inc.(b)	24	5,851
FLIR Systems, Inc.	38	1,756
Fortinet, Inc.(b)	42	5,846
Gartner, Inc.(b)	25	3,043
Global Payments, Inc.	85	15,257
GoDaddy, Inc., Class A(b)	49	3,785
Guidewire Software, Inc.(b)	23	2,359
Hewlett Packard Enterprise Co.	367	3,564
HP, Inc.	407	6,162
Intel Corp.	1,214	76,397
International Business Machines Corp.	252	31,475
Intuit, Inc.	74	21,484
IPG Photonics Corp.(b)	11	1,709
Jack Henry & Associates, Inc.	22	3,979
Juniper Networks, Inc.	94	2,280
Keysight Technologies, Inc.(b)	53	5,731
KLA Corp.	44	7,742
Lam Research Corp.	41	11,220
Leidos Holdings, Inc.	38	4,001
Marvell Technology Group Ltd.	190	6,198
Mastercard, Inc., Class A	254	76,426
Maxim Integrated Products, Inc.	76	4,384
Microchip Technology, Inc.(c)	68	6,529
Micron Technology, Inc.(b)	315	15,092
Microsoft Corp.	2,051	375,846
MongoDB, Inc.(b)	13	3,017
Motorola Solutions, Inc.	48	6,496
NetApp, Inc.	63	2,806
NortonLifeLock, Inc.	162	3,690
NVIDIA Corp.	174	61,774
NXP Semiconductors N.V. (Netherlands)	79	7,592
Okta, Inc.(b)	32	6,259
ON Semiconductor Corp.(b)	117	1,929
Oracle Corp.	637	34,252

Invesco PureBetaSM MSCI USA ETF (PBUS)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Information Technology-(continued)
Palo Alto Networks, Inc.(b)	28	$6,588
Paychex, Inc.	92	6,650
Paycom Software, Inc.(b)	14	4,161
PayPal Holdings, Inc.(b)	316	48,983
PTC, Inc.(b)	31	2,368
Qorvo, Inc.(b)	33	3,456
QUALCOMM, Inc.	324	26,205
RingCentral, Inc., Class A(b)	21	5,759
salesforce.com, inc.(b)	239	41,775
Seagate Technology PLC	67	3,554
ServiceNow, Inc.(b)	54	20,948
Skyworks Solutions, Inc.	48	5,690
Slack Technologies, Inc., Class A(b)	87	3,049
Splunk, Inc.(b)	44	8,177
Square, Inc., Class A(b)	101	8,189
SS&C Technologies Holdings, Inc.	65	3,763
Synopsys, Inc.(b)	43	7,779
TE Connectivity Ltd.	95	7,719
Teradyne, Inc.	48	3,217
Texas Instruments, Inc.	265	31,466
Trade Desk, Inc. (The), Class A(b)	12	3,739
Trimble, Inc.(b)	71	2,778
Twilio, Inc., Class A(b)	34	6,718
Tyler Technologies, Inc.(b)	11	4,128
VeriSign, Inc.(b)	30	6,570
Visa, Inc., Class A	484	94,496
VMware, Inc., Class A(b)	23	3,594
Western Digital Corp.	85	3,771
Western Union Co. (The)	117	2,342
Workday, Inc., Class A(b)	47	8,621
Xilinx, Inc.	71	6,528
Zebra Technologies Corp., Class A(b)	15	3,920
Zoom Video Communications, Inc., Class A(b)	31	5,564
		2,023,482
Materials-2.49%
Air Products and Chemicals, Inc.	63	15,224
Albemarle Corp.	30	2,296
Amcor PLC	455	4,646
Avery Dennison Corp.	24	2,656
Axalta Coating Systems Ltd.(b)	60	1,387
Ball Corp.	92	6,556
Celanese Corp.	34	3,057
CF Industries Holdings, Inc.	61	1,792
Corteva, Inc.	213	5,817
Crown Holdings, Inc.(b)	38	2,486
Dow, Inc.	211	8,145
DuPont de Nemours, Inc.	210	10,653
Eastman Chemical Co.	39	2,655
Ecolab, Inc.	74	15,731
FMC Corp.	37	3,641
Freeport-McMoRan, Inc.	412	3,737
International Flavors & Fragrances, Inc.(c)	24	3,197
International Paper Co.	106	3,609
Linde PLC (United Kingdom)	151	30,553
LyondellBasell Industries N.V., Class A	76	4,846
Martin Marietta Materials, Inc.	18	3,458
Mosaic Co. (The)	102	1,233
Newmont Corp.	229	13,390
Nucor Corp.	86	3,634
Packaging Corp. of America	27	2,738
PPG Industries, Inc.	67	6,812
RPM International, Inc.	37	2,767
	Shares	Value
Materials-(continued)
Sealed Air Corp.	44	$1,412
Sherwin-Williams Co. (The)	24	14,252
Steel Dynamics, Inc.	61	1,620
Vulcan Materials Co.	38	4,116
Westrock Co.	73	2,048
		190,164
Real Estate-3.00%
Alexandria Real Estate Equities, Inc.	35	5,380
American Tower Corp.	126	32,529
AvalonBay Communities, Inc.	40	6,240
Boston Properties, Inc.	42	3,611
Camden Property Trust	28	2,564
CBRE Group, Inc., Class A(b)	95	4,178
Crown Castle International Corp.	118	20,315
Digital Realty Trust, Inc.	75	10,767
Duke Realty Corp.	105	3,620
Equinix, Inc.	24	16,743
Equity LifeStyle Properties, Inc.	49	3,053
Equity Residential	106	6,419
Essex Property Trust, Inc.	19	4,613
Extra Space Storage, Inc.	37	3,580
Federal Realty Investment Trust	20	1,598
Healthpeak Properties, Inc.	143	3,524
Host Hotels & Resorts, Inc.	200	2,388
Invitation Homes, Inc.	154	4,050
Iron Mountain, Inc.	82	2,112
Jones Lang LaSalle, Inc.	15	1,536
Medical Properties Trust, Inc.	148	2,676
Mid-America Apartment Communities, Inc.	32	3,724
National Retail Properties, Inc.	49	1,538
Omega Healthcare Investors, Inc.	64	1,993
Prologis, Inc.	210	19,215
Public Storage	45	9,123
Realty Income Corp.	95	5,254
Regency Centers Corp.	48	2,054
SBA Communications Corp., Class A	32	10,052
Simon Property Group, Inc.	87	5,020
Sun Communities, Inc.	26	3,567
UDR, Inc.	84	3,106
Ventas, Inc.	106	3,705
VEREIT, Inc.	306	1,677
VICI Properties, Inc.	133	2,610
Vornado Realty Trust	46	1,666
Welltower, Inc.	116	5,878
Weyerhaeuser Co.	212	4,280
WP Carey, Inc.	49	2,936
		228,894
Utilities-3.19%
AES Corp. (The)	188	2,348
Alliant Energy Corp.	70	3,455
Ameren Corp.	70	5,231
American Electric Power Co., Inc.	140	11,935
American Water Works Co., Inc.	51	6,477
Atmos Energy Corp.	35	3,597
CenterPoint Energy, Inc.	143	2,542
CMS Energy Corp.	81	4,745
Consolidated Edison, Inc.	95	7,131
Dominion Energy, Inc.	238	20,232
DTE Energy Co.	55	5,916
Duke Energy Corp.	208	17,811
Edison International	103	5,985

Invesco PureBetaSM MSCI USA ETF (PBUS)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Utilities-(continued)
Entergy Corp.	57	$5,804
Essential Utilities, Inc.	63	2,757
Evergy, Inc.	65	4,010
Eversource Energy	94	7,868
Exelon Corp.	277	10,612
FirstEnergy Corp.	153	6,466
NextEra Energy, Inc.	139	35,523
NiSource, Inc.	108	2,574
NRG Energy, Inc.	70	2,523
OGE Energy Corp.	57	1,785
Pinnacle West Capital Corp.	32	2,493
PPL Corp.	218	6,091
Public Service Enterprise Group, Inc.	143	7,299
Sempra Energy	83	10,484
Southern Co. (The)	299	17,064
UGI Corp.	59	1,879
Vistra Energy Corp.	124	2,535
WEC Energy Group, Inc.	90	8,256
Xcel Energy, Inc.	149	9,689
		243,117
Total Common Stocks & Other Equity Interests (Cost $6,726,739)		7,612,438
	Shares	Value
Money Market Funds-0.20%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.10%(d)(e) (Cost $15,149)	15,149	$15,149
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $6,741,888)		7,627,587
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.15%
Invesco Private Government Fund, 0.02%(d)(e)(f) (Cost $11,096)	11,096	11,096
TOTAL INVESTMENTS IN SECURITIES-100.14% (Cost $6,752,984)		7,638,683
OTHER ASSETS LESS LIABILITIES-(0.14)%		(10,579)
NET ASSETS-100.00%		$7,628,104

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Invesco Ltd.	$738	$569	$(55)	$(204)	$(179)	$869	$40
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	6,852	105,053	(96,756)	-	-	15,149	69
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	10,519	95,881	(106,400)	-	-	-	78
Invesco Liquid Assets Portfolio, Institutional Class*	3,506	21,019	(24,524)	-	(1)	-	10
Invesco Private Government Fund	-	40,517	(29,421)	-	-	11,096	-
Total	$21,615	$263,039	$(257,156)	$(204)	$(180)	$27,114	$197

*	At May 31, 2020, this security was no longer held.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)
May 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.79%
Communication Services-2.62%
AMC Entertainment Holdings, Inc., Class A(b)	61	$313
AMC Networks, Inc., Class A(c)	54	1,527
ANGI Homeservices, Inc., Class A(b)(c)	99	1,074
Anterix, Inc.(c)	15	804
ATN International, Inc.	13	772
Bandwidth, Inc., Class A(b)(c)	21	2,328
Boingo Wireless, Inc.(c)	54	740
Boston Omaha Corp., Class A(c)	10	163
Cardlytics, Inc.(c)	24	1,634
Cargurus, Inc.(c)	93	2,416
Cars.com, Inc.(b)(c)	76	469
Cincinnati Bell, Inc.(c)	54	795
Cinemark Holdings, Inc.	135	2,029
Clear Channel Worldwide Holdings, Inc.(c)	486	469
Cogent Communications Holdings, Inc.	50	3,826
Consolidated Communications Holdings, Inc.(c)	72	436
E.W. Scripps Co. (The), Class A	57	494
Eventbrite, Inc., Class A(b)(c)	68	586
EverQuote, Inc., Class A(c)	9	485
GCI Liberty, Inc., Class A(c)	112	7,749
Globalstar, Inc.(c)	945	281
Glu Mobile, Inc.(c)	154	1,537
Gray Television, Inc.(c)	114	1,589
Hemisphere Media Group, Inc.(c)	21	206
iHeartCommunications, Inc., Class A(c)	69	600
IMAX Corp.(c)	67	845
Iridium Communications, Inc.(c)	142	3,266
John Wiley & Sons, Inc., Class A	54	2,171
Liberty Latin America Ltd., Class A (Chile)(c)	51	509
Liberty Latin America Ltd., Class C (Chile)(c)	142	1,363
Liberty Media Corp.-Liberty Braves, Class A(b)(c)	10	226
Liberty Media Corp.-Liberty Braves, Class C(c)	42	922
Liberty TripAdvisor Holdings, Inc., Class A(c)	85	202
Lions Gate Entertainment Corp., Class A(c)	67	534
Lions Gate Entertainment Corp., Class B(c)	139	1,047
Loral Space & Communications, Inc.	15	283
Madison Square Garden Entertainment Corp.(c)	19	1,505
Madison Square Garden Sports Corp., Class A(c)	19	3,242
Marcus Corp. (The)	24	324
Meet Group, Inc. (The)(c)	80	494
Meredith Corp.	48	717
MSG Networks, Inc., Class A(c)	54	669
National CineMedia, Inc.	73	201
New York Times Co. (The), Class A	166	6,512
Nexstar Media Group, Inc., Class A	53	4,415
QuinStreet, Inc.(c)	55	558
Scholastic Corp.	36	1,058
Shenandoah Telecommunications Co.	57	2,999
Sinclair Broadcast Group, Inc., Class A(b)	81	1,514
TechTarget, Inc.(c)	28	770
TEGNA, Inc.	235	2,754
Telephone & Data Systems, Inc.	109	2,233
Tribune Publishing Co.	19	181
TripAdvisor, Inc.	124	2,391
TrueCar, Inc.(c)	103	278
United States Cellular Corp.(c)	16	504
Vonage Holdings Corp.(c)	279	2,687
WideOpenWest, Inc.(c)	28	182
World Wrestling Entertainment, Inc., Class A(b)	57	2,637
	Shares	Value
Communication Services-(continued)
Yelp, Inc.(c)	85	$1,848
Zynga, Inc., Class A(c)	1,039	9,507
		94,870
Consumer Discretionary-13.14%
1-800-Flowers.com, Inc., Class A(c)	30	664
Aaron’s, Inc.	82	3,027
Abercrombie & Fitch Co., Class A	78	906
Accel Entertainment, Inc.(c)	51	517
Acushnet Holdings Corp.	45	1,504
Adient PLC(c)	109	1,854
Adtalem Global Education, Inc.(c)	67	2,242
American Axle & Manufacturing Holdings, Inc.(c)	132	939
American Eagle Outfitters, Inc.(b)	196	1,795
American Public Education, Inc.(c)	19	597
America’s Car-Mart, Inc.(c)	7	557
Asbury Automotive Group, Inc.(c)	24	1,735
AutoNation, Inc.(c)	64	2,527
Bed Bath & Beyond, Inc.(b)	162	1,178
Big Lots, Inc.	46	1,782
BJ’s Restaurants, Inc.	25	543
Bloomin’ Brands, Inc.	78	890
Boot Barn Holdings, Inc.(c)	34	730
Boyd Gaming Corp.	93	1,988
Bright Horizons Family Solutions, Inc.(c)	69	7,720
Brinker International, Inc.	49	1,291
Brunswick Corp.	94	5,171
Buckle, Inc. (The)(b)	34	479
Caesars Entertainment Corp.(c)	645	7,347
Callaway Golf Co.	108	1,655
Camping World Holdings, Inc., Class A(b)	33	699
Capri Holdings Ltd.(c)	168	2,527
Carriage Services, Inc.	21	393
Carter’s, Inc.	51	4,381
Carvana Co.(b)(c)	75	6,973
Cato Corp. (The), Class A	27	262
Cavco Industries, Inc.(c)	9	1,712
Century Communities, Inc.(c)	30	886
Cheesecake Factory, Inc. (The)(b)	51	1,095
Chegg, Inc.(c)	144	8,796
Children’s Place, Inc. (The)(b)	19	791
Choice Hotels International, Inc.	42	3,395
Churchill Downs, Inc.	42	5,572
Columbia Sportswear Co.	37	2,703
Cooper Tire & Rubber Co.	61	1,570
Core-Mark Holding Co., Inc.	54	1,511
Cracker Barrel Old Country Store, Inc.(b)	25	2,678
Crocs, Inc.(c)	78	2,235
Dana, Inc.	174	2,199
Dave & Buster’s Entertainment, Inc.	60	791
Deckers Outdoor Corp.(c)	33	6,023
Delphi Technologies PLC(c)	111	1,430
Denny’s Corp.(c)	72	781
Designer Brands, Inc., Class A	81	497
Dick’s Sporting Goods, Inc.	79	2,849
Dillard’s, Inc., Class A(b)	13	390
Dine Brands Global, Inc.	19	862
Dorman Products, Inc.(c)	34	2,377
Dunkin’ Brands Group, Inc.	98	6,259
El Pollo Loco Holdings, Inc.(c)	27	374
Eldorado Resorts, Inc.(b)(c)	75	2,659
Ethan Allen Interiors, Inc.	30	339
Etsy, Inc.(c)	140	11,337

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Everi Holdings, Inc.(b)(c)	108	$671
Extended Stay America, Inc.	200	2,300
Five Below, Inc.(c)	66	6,907
Floor & Decor Holdings, Inc., Class A(c)	96	4,992
Foot Locker, Inc.	120	3,324
Fox Factory Holding Corp.(c)	46	3,317
frontdoor, Inc.(c)	99	4,519
GameStop Corp., Class A(b)	46	187
Gap, Inc. (The)	264	2,350
Garrett Motion, Inc. (Switzerland)(c)	87	450
Genesco, Inc.(c)	19	351
Gentex Corp.	297	7,853
Gentherm, Inc.(c)	40	1,628
G-III Apparel Group Ltd.(c)	49	506
Goodyear Tire & Rubber Co. (The)	282	2,146
GoPro, Inc., Class A(b)(c)	151	711
Graham Holdings Co., Class B	5	1,791
Grand Canyon Education, Inc.(c)	57	5,563
Green Brick Partners, Inc.(c)	30	321
Group 1 Automotive, Inc.	21	1,322
Groupon, Inc.(c)	537	685
Grubhub, Inc.(c)	109	6,185
Guess?, Inc.	40	383
H&R Block, Inc.	224	3,808
Hanesbrands, Inc.	423	4,171
Harley-Davidson, Inc.	181	3,863
Haverty Furniture Cos., Inc.	21	363
Helen of Troy Ltd.(c)	29	5,276
Hibbett Sports, Inc.(c)	21	406
Hilton Grand Vacations, Inc.(c)	103	2,219
Installed Building Products, Inc.(c)	27	1,736
iRobot Corp.(b)(c)	34	2,506
Jack in the Box, Inc.	24	1,608
Johnson Outdoors, Inc., Class A	7	543
K12, Inc.(c)	45	1,108
KB Home	96	3,176
Kohl’s Corp.	184	3,536
Kontoor Brands, Inc.(b)	58	848
L Brands, Inc.	285	4,614
Lands’ End, Inc.(c)	13	82
Laureate Education, Inc., Class A(c)	119	1,158
La-Z-Boy, Inc.	55	1,415
LCI Industries	30	2,968
Leggett & Platt, Inc.	156	4,772
Levi Strauss & Co., Class A(b)	57	769
LGI Homes, Inc.(c)	24	2,002
Lindblad Expeditions Holdings, Inc.(c)	30	236
Lithia Motors, Inc., Class A	26	3,135
M.D.C. Holdings, Inc.	60	2,039
M/I Homes, Inc.(c)	33	1,105
Macy’s, Inc.	375	2,385
Malibu Boats, Inc., Class A(c)	25	1,178
MarineMax, Inc.(c)	27	514
Marriott Vacations Worldwide Corp.(c)	49	4,402
Mattel, Inc.(c)	418	3,850
Meritage Homes Corp.(c)	46	3,197
Michaels Cos., Inc. (The)(b)(c)	124	479
Monarch Casino & Resort, Inc.(c)	15	602
Monro, Inc.	40	2,204
Murphy USA, Inc.(c)	33	3,831
National Vision Holdings, Inc.(b)(c)	91	2,437
Nordstrom, Inc.	129	2,081
	Shares	Value
Consumer Discretionary-(continued)
Norwegian Cruise Line Holdings Ltd.(c)	295	$4,620
Office Depot, Inc.	589	1,455
Ollie’s Bargain Outlet Holdings, Inc.(c)	66	6,036
OneSpaWorld Holdings Ltd. (Bahamas)	55	360
Overstock.com, Inc.(c)	40	735
Oxford Industries, Inc.	21	895
Papa John’s International, Inc.	34	2,648
Penn National Gaming, Inc.(b)(c)	149	4,889
Penske Automotive Group, Inc.	35	1,252
Perdoceo Education Corp.(c)	85	1,384
PetMed Express, Inc.(b)	24	866
Planet Fitness, Inc., Class A(c)	93	6,011
Playa Hotels & Resorts N.V.(c)	69	180
Polaris, Inc.	69	6,026
Pool Corp.	47	12,644
PVH Corp.	84	3,819
Quotient Technology, Inc.(c)	94	654
Qurate Retail, Inc., Class A(c)	471	3,879
RealReal, Inc. (The)(c)	25	335
Red Rock Resorts, Inc., Class A	85	1,173
Regis Corp.(b)(c)	33	347
Rent-A-Center, Inc.	54	1,375
Revolve Group, Inc.(b)(c)	16	225
RH(c)	18	3,904
Rubicon Project, Inc. (The)(c)	115	721
Ruth’s Hospitality Group, Inc.	34	276
Sally Beauty Holdings, Inc.(c)	147	1,917
Scientific Games Corp.(c)	67	1,054
SeaWorld Entertainment, Inc.(c)	61	1,102
Service Corp. International	214	8,438
ServiceMaster Global Holdings, Inc.(c)	165	5,428
Shake Shack, Inc., Class A(b)(c)	35	1,944
Shoe Carnival, Inc.(b)	15	390
Shutterstock, Inc.	24	910
Signet Jewelers Ltd.(b)	67	707
Six Flags Entertainment Corp.	91	2,091
Skechers U.S.A., Inc., Class A(c)	162	5,074
Skyline Champion Corp.(c)	56	1,391
Sleep Number Corp.(c)	36	1,122
Smith & Wesson Brands, Inc.(c)	64	756
Sonic Automotive, Inc., Class A	28	736
Sonos, Inc.(c)	104	1,129
Stamps.com, Inc.(c)	20	3,963
Standard Motor Products, Inc.	24	1,021
Steven Madden Ltd.	97	2,281
Stitch Fix, Inc., Class A(c)	58	1,341
Stoneridge, Inc.(c)	33	679
Strategic Education, Inc.	25	4,241
Sturm Ruger & Co., Inc.	21	1,309
Tapestry, Inc.	326	4,434
Taylor Morrison Home Corp., Class A(c)	156	3,015
Tempur Sealy International, Inc.(c)	57	3,718
Tenneco, Inc., Class A	70	473
Texas Roadhouse, Inc.	76	3,941
Thor Industries, Inc.	67	5,775
Toll Brothers, Inc.	147	4,750
TopBuild Corp.(c)	38	4,358
TRI Pointe Group, Inc.(c)	154	2,205
Twin River Worldwide Holdings, Inc.(b)(c)	14	293
Under Armour, Inc., Class A(c)	223	1,951
Under Armour, Inc., Class C(c)	230	1,808
Universal Electronics, Inc.(c)	16	724

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Urban Outfitters, Inc.(c)	81	$1,372
Veoneer, Inc. (Sweden)(b)(c)	129	1,391
Vista Outdoor, Inc.(c)	70	680
Visteon Corp.(c)	34	2,448
Wendy’s Co. (The)	223	4,741
Williams-Sonoma, Inc.	92	7,655
Wingstop, Inc.	36	4,390
Winmark Corp.	3	432
Winnebago Industries, Inc.	36	1,958
Wolverine World Wide, Inc.	99	2,073
WW International, Inc.(c)	57	1,362
Wyndham Destinations, Inc.	103	3,275
Wyndham Hotels & Resorts, Inc.	110	5,052
YETI Holdings, Inc.(b)(c)	84	2,696
Zumiez, Inc.(c)	24	585
		475,356
Consumer Staples-3.51%
Andersons, Inc. (The)	36	467
B&G Foods, Inc.(b)	76	1,765
BellRing Brands, Inc., Class A(c)	47	944
Beyond Meat, Inc.(b)(c)	29	3,720
BJ’s Wholesale Club Holdings, Inc.(c)	162	5,832
Boston Beer Co., Inc. (The), Class A(c)	11	6,212
Calavo Growers, Inc.	21	1,229
Cal-Maine Foods, Inc.	37	1,649
Casey’s General Stores, Inc.	43	6,868
Central Garden & Pet Co.(c)	13	477
Central Garden & Pet Co., Class A(c)	49	1,679
Chefs’ Warehouse, Inc. (The)(c)	31	459
Coca-Cola Consolidated, Inc.	6	1,461
Coty, Inc., Class A	360	1,307
Darling Ingredients, Inc.(c)	199	4,639
Edgewell Personal Care Co.(c)	66	2,008
elf Beauty, Inc.(c)	25	428
Energizer Holdings, Inc.(b)	72	3,159
Flowers Foods, Inc.	231	5,449
Fresh Del Monte Produce, Inc.	37	921
Freshpet, Inc.(c)	47	3,627
Grocery Outlet Holding Corp.(c)	77	2,834
Hain Celestial Group, Inc. (The)(c)	99	3,117
Herbalife Nutrition Ltd.(c)	113	4,954
Hostess Brands, Inc.(c)	147	1,775
Ingles Markets, Inc., Class A	15	639
Inter Parfums, Inc.	21	975
J&J Snack Foods Corp.	18	2,315
John B. Sanfilippo & Son, Inc.	10	869
Lancaster Colony Corp.	22	3,376
Landec Corp.(c)	31	331
Medifast, Inc.(b)	12	1,228
MGP Ingredients, Inc.	16	600
National Beverage Corp.(b)(c)	13	741
Nu Skin Enterprises, Inc., Class A	67	2,491
Performance Food Group Co.(c)	154	4,104
Pilgrim’s Pride Corp.(c)	81	1,674
Post Holdings, Inc.(c)	77	6,704
PriceSmart, Inc.	28	1,523
Rite Aid Corp.(b)(c)	72	945
Sanderson Farms, Inc.	24	3,168
Simply Good Foods Co. (The)(c)	108	1,839
SpartanNash Co.	42	899
Spectrum Brands Holdings, Inc.	49	2,319
Sprouts Farmers Market, Inc.(c)	145	3,644
	Shares	Value
Consumer Staples-(continued)
Tootsie Roll Industries, Inc.(b)	21	$748
TreeHouse Foods, Inc.(c)	65	3,426
Turning Point Brands, Inc.(b)	13	312
United Natural Foods, Inc.(c)	69	1,352
Universal Corp.	30	1,322
US Foods Holding Corp.(c)	254	4,862
USANA Health Sciences, Inc.(c)	16	1,356
Vector Group Ltd.	144	1,646
Village Super Market, Inc., Class A	10	239
WD-40 Co.	17	3,261
Weis Markets, Inc.	19	1,059
		126,947
Energy-2.70%
Antero Midstream Corp.	300	1,434
Antero Resources Corp.(b)(c)	309	924
Apache Corp.	446	4,812
Apergy Corp.(b)(c)	94	853
Arch Resources, Inc.(b)	19	626
Archrock, Inc.	153	971
Bonanza Creek Energy, Inc.(c)	18	304
Brigham Minerals, Inc., Class A	40	530
Cactus, Inc., Class A	57	1,088
Cimarex Energy Co.	123	3,232
Clean Energy Fuels Corp.(c)	168	351
CNX Resources Corp.(c)	234	2,384
Continental Resources, Inc.	108	1,321
Core Laboratories N.V.	54	1,092
CVR Energy, Inc.	36	734
Delek US Holdings, Inc.	91	1,790
Devon Energy Corp.	454	4,908
Diamond S Shipping, Inc.(c)	27	296
DMC Global, Inc.	18	514
Dorian LPG Ltd.(c)	48	395
Dril-Quip, Inc.(c)	43	1,307
EnLink Midstream LLC	325	767
EQT Corp.	310	4,135
Equitrans Midstream Corp.(b)	262	2,120
Frank’s International N.V.(c)	105	236
Gulfport Energy Corp.(c)	220	332
Helix Energy Solutions Group, Inc.(c)	166	558
Helmerich & Payne, Inc.	133	2,677
International Seaways, Inc.	24	544
Kosmos Energy Ltd. (Ghana)	340	619
Liberty Oilfield Services, Inc., Class A	66	340
Magnolia Oil & Gas Corp., Class A(c)	142	788
Marathon Oil Corp.	934	4,988
Matador Resources Co.(b)(c)	135	1,058
Matrix Service Co.(c)	31	342
Murphy Oil Corp.	164	1,960
NexTier Oilfield Solutions, Inc.(c)	199	577
Noble Energy, Inc.	573	5,002
Northern Oil and Gas, Inc.(c)	244	190
Oceaneering International, Inc.(c)	120	770
Ovintiv, Inc.	307	2,361
Par Pacific Holdings, Inc.(c)	40	372
Parsley Energy, Inc., Class A	373	3,409
Patterson-UTI Energy, Inc.	252	930
PBF Energy, Inc., Class A	114	1,211
PDC Energy, Inc.(c)	123	1,498
Peabody Energy Corp.	88	277
Plains GP Holdings L.P., Class A(c)	210	2,098
ProPetro Holding Corp.(c)	100	495

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Energy-(continued)
Range Resources Corp.	283	$1,695
Rattler Midstream L.P.	52	437
Renewable Energy Group, Inc.(c)	48	1,366
REX American Resources Corp.(c)	7	410
RPC, Inc.(b)	100	318
SEACOR Holdings, Inc.(c)	22	590
Select Energy Services, Inc., Class A(c)	70	416
Southwestern Energy Co.(c)	604	1,818
Talos Energy, Inc.(c)	25	304
Targa Resources Corp.	276	4,938
TechnipFMC PLC (United Kingdom)	503	3,722
Tellurian, Inc.(c)	112	112
Texas Pacific Land Trust	7	4,105
Transocean Ltd.(c)	631	839
Viper Energy Partners L.P.	76	797
W&T Offshore, Inc.(c)	115	300
World Fuel Services Corp.	79	2,013
WPX Energy, Inc.(c)	513	2,909
		97,609
Financials-13.90%
1st Source Corp.	21	726
Affiliated Managers Group, Inc.	55	3,664
Allegiance Bancshares, Inc.	13	333
Amalgamated Bank, Class A	16	180
Ambac Financial Group, Inc.(c)	54	725
Amerant Bancorp, Inc.(c)	26	339
American Equity Investment Life Holding Co.	111	2,408
American National Insurance Co.	10	751
Ameris Bancorp	79	1,914
AMERISAFE, Inc.	24	1,473
Apollo Commercial Real Estate Finance, Inc.	177	1,457
Arbor Realty Trust, Inc.	97	817
Ares Commercial Real Estate Corp.	30	223
Ares Management Corp., Class A	108	4,078
Argo Group International Holdings Ltd.	42	1,289
ARMOUR Residential REIT, Inc.	72	564
Arrow Financial Corp.	16	468
Artisan Partners Asset Management, Inc., Class A	64	1,854
Assetmark Financial Holdings, Inc.(c)	18	481
Associated Banc-Corp.	178	2,494
Associated Capital Group, Inc., Class A	4	164
Assured Guaranty Ltd.	109	2,826
Atlantic Capital Bancshares, Inc.(c)	30	342
Atlantic Union Bankshares Corp.	90	2,083
AXIS Capital Holdings Ltd.	102	3,829
Axos Financial, Inc.(c)	67	1,461
B. Riley Financial, Inc.	15	288
Banc of California, Inc.	52	569
BancFirst Corp.	22	839
Bancorp, Inc. (The)(c)	60	528
BancorpSouth Bank	124	2,756
Bank First Corp.	8	499
Bank of Hawaii Corp.	49	3,152
Bank of Marin Bancorp	15	505
Bank OZK	140	3,149
BankUnited, Inc.	115	2,125
Banner Corp.	42	1,577
Bar Harbor Bankshares	18	355
Berkshire Hills Bancorp, Inc.	51	552
BGC Partners, Inc., Class A	327	842
Blackstone Mortgage Trust, Inc., Class A	154	3,633
Blucora, Inc.(c)	60	729
	Shares	Value
Financials-(continued)
BOK Financial Corp.	39	$1,987
Boston Private Financial Holdings, Inc.	99	680
Bridge Bancorp, Inc.	19	405
Brighthouse Financial, Inc.(c)	124	3,684
Brightsphere Investment Group, Inc.	91	760
Broadmark Realty Capital, Inc.	148	1,293
Brookline Bancorp, Inc.	94	874
Bryn Mawr Bank Corp.	24	666
Byline Bancorp, Inc.	19	231
Cadence BanCorp	156	1,259
Camden National Corp.	18	604
Cannae Holdings, Inc.(c)	85	3,131
Capital City Bank Group, Inc.	15	305
Capitol Federal Financial, Inc.	163	1,911
Capstead Mortgage Corp.	114	577
Cathay General Bancorp	91	2,474
CBTX, Inc.	22	449
CenterState Bank Corp.	141	2,228
Central Pacific Financial Corp.	34	548
Century Bancorp, Inc., Class A	3	226
Chimera Investment Corp.(b)	226	1,878
CIT Group, Inc.	115	2,086
Citizens, Inc.(b)(c)	57	347
City Holding Co.	19	1,195
CNB Financial Corp.	18	319
CNO Financial Group, Inc.	167	2,396
Cohen & Steers, Inc.	28	1,779
Colony Credit Real Estate, Inc.	102	505
Columbia Banking System, Inc.	88	2,144
Columbia Financial, Inc.(b)(c)	70	987
Commerce Bancshares, Inc.	119	7,584
Community Bank System, Inc.	63	3,743
Community Trust Bancorp, Inc.	19	624
ConnectOne Bancorp, Inc.	39	572
Cowen, Inc., Class A	31	405
Crawford & Co., Class A(b)	19	114
Credit Acceptance Corp.(b)(c)	12	4,438
CrossFirst Bankshares, Inc.(c)	55	535
Cullen/Frost Bankers, Inc.	72	5,470
Customers Bancorp, Inc.(c)	34	377
CVB Financial Corp.	157	3,063
Diamond Hill Investment Group, Inc.	4	420
Dime Community Bancshares, Inc.	36	519
Donegal Group, Inc., Class A	15	214
Dynex Capital, Inc.	30	386
Eagle Bancorp, Inc.	40	1,294
Eaton Vance Corp.	135	4,867
eHealth, Inc.(c)	25	3,260
Ellington Financial, Inc.	60	612
Employers Holdings, Inc.	39	1,166
Encore Capital Group, Inc.(c)	31	985
Enova International, Inc.(c)	42	594
Enstar Group Ltd. (Bermuda)(c)	13	1,851
Enterprise Financial Services Corp.	31	910
Equity Bancshares, Inc., Class A(c)	18	294
Essent Group Ltd.	114	3,768
Evercore, Inc., Class A	48	2,645
EZCORP, Inc., Class A(c)	61	315
F.N.B. Corp.	394	2,920
FB Financial Corp.	21	496
FBL Financial Group, Inc., Class A	13	464
Federal Agricultural Mortgage Corp., Class C	10	641

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Financials-(continued)
Federated Hermes, Inc., Class B	117	$2,590
Financial Institutions, Inc.	18	318
First American Financial Corp.	133	6,715
First Bancorp	264	1,444
First Bancorp/Southern Pines NC	36	915
First Bancshares, Inc. (The)	30	636
First Busey Corp.	58	1,039
First Citizens BancShares, Inc., Class A	6	2,310
First Commonwealth Financial Corp.	120	982
First Community Bancshares, Inc.	24	513
First Defiance Financial Corp.	31	515
First Financial Bancorp	120	1,595
First Financial Bankshares, Inc.	148	4,535
First Financial Corp.	13	456
First Foundation, Inc.	45	670
First Hawaiian, Inc.	162	2,794
First Horizon National Corp.	379	3,544
First Interstate BancSystem, Inc., Class A	49	1,531
First Merchants Corp.	70	1,964
First Mid Bancshares, Inc.	16	407
First Midwest Bancorp, Inc.	139	1,814
First of Long Island Corp. (The)	30	458
FirstCash, Inc.	48	3,349
Flagstar Bancorp, Inc.	46	1,348
Flushing Financial Corp.	31	352
Focus Financial Partners, Inc., Class A(c)	31	863
Franklin Financial Network, Inc.	16	395
Freedom Holding Corp. (Kazakhstan)(c)	21	365
Fulton Financial Corp.	199	2,231
Genworth Financial, Inc., Class A(c)	610	1,860
German American Bancorp, Inc.	30	929
Glacier Bancorp, Inc.	106	4,366
Global Indemnity Ltd. (Cayman Islands)	10	243
Goosehead Insurance, Inc., Class A(c)	15	899
Granite Point Mortgage Trust, Inc.	66	325
Great Southern Bancorp, Inc.	13	527
Great Western Bancorp, Inc.	69	983
Green Dot Corp., Class A(c)	58	2,214
Greenlight Capital Re Ltd., Class A(c)	33	239
Hamilton Lane, Inc., Class A	27	1,976
Hancock Whitney Corp.	109	2,357
Hanmi Financial Corp.	36	325
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	79	2,292
Hanover Insurance Group, Inc. (The)	45	4,516
HarborOne Bancorp, Inc.(c)	28	223
HCI Group, Inc.(b)	9	404
Heartland Financial USA, Inc.	42	1,344
Heritage Commerce Corp.	76	618
Heritage Financial Corp.	43	817
Heritage Insurance Holdings, Inc.	33	414
Hilltop Holdings, Inc.	88	1,645
Home BancShares, Inc.	193	2,793
HomeStreet, Inc.	30	715
HomeTrust Bancshares, Inc.	21	324
Hope Bancorp, Inc.	153	1,453
Horace Mann Educators Corp.	49	1,789
Horizon Bancorp, Inc.	49	503
Houlihan Lokey, Inc.	52	3,145
IBERIABANK Corp.	64	2,714
Independence Holding Co.	6	174
Independent Bank Corp.	42	2,918
	Shares	Value
Financials-(continued)
Independent Bank Corp.	25	$345
Independent Bank Group, Inc.	42	1,591
Interactive Brokers Group, Inc., Class A	88	3,727
International Bancshares Corp.	67	2,062
INTL. FCStone, Inc.(c)	19	969
Invesco Mortgage Capital, Inc.(b)(d)	205	568
Investors Bancorp, Inc.	286	2,482
James River Group Holdings Ltd.	37	1,431
Janus Henderson Group PLC (United Kingdom)	183	3,945
Jefferies Financial Group, Inc.	270	3,955
Kearny Financial Corp.	103	883
Kemper Corp.	75	4,755
Kinsale Capital Group, Inc.	25	3,733
KKR Real Estate Finance Trust, Inc.(b)	31	502
Ladder Capital Corp.	111	882
Lakeland Bancorp, Inc.	58	644
Lakeland Financial Corp.	31	1,323
Legg Mason, Inc.	105	5,232
LendingClub Corp.(c)	70	374
LendingTree, Inc.(c)	9	2,340
Live Oak Bancshares, Inc.	28	379
LPL Financial Holdings, Inc.	94	6,711
Luther Burbank Corp.	22	226
MBIA, Inc.(c)	102	722
Mercantile Bank Corp.	18	413
Merchants Bancorp	10	171
Mercury General Corp.	33	1,328
Meridian Bancorp, Inc.	60	691
Meta Financial Group, Inc.	42	761
MFA Financial, Inc.	546	923
MGIC Investment Corp.	397	3,259
Midland States Bancorp, Inc.	25	374
MidWestOne Financial Group, Inc.	18	345
Moelis & Co., Class A	60	2,018
Morningstar, Inc.	28	4,293
Mr Cooper Group, Inc.(b)(c)	85	948
National Bank Holdings Corp., Class A	36	947
National General Holdings Corp.	82	1,665
National Western Life Group, Inc., Class A	3	588
Navient Corp.	217	1,614
NBT Bancorp, Inc.	52	1,629
Nelnet, Inc., Class A	24	1,183
New Residential Investment Corp.	480	3,442
New York Community Bancorp, Inc.	567	5,698
New York Mortgage Trust, Inc.(b)	477	992
Nicolet Bankshares, Inc.(c)	10	559
NMI Holdings, Inc., Class A(c)	82	1,260
Northfield Bancorp, Inc.	52	568
Northwest Bancshares, Inc.	157	1,564
OceanFirst Financial Corp.	75	1,252
OFG Bancorp	63	765
Old National Bancorp	186	2,528
Old Republic International Corp.	349	5,441
OneMain Holdings, Inc.	99	2,310
Origin Bancorp, Inc.	21	438
Pacific Premier Bancorp, Inc.	101	2,184
PacWest Bancorp	144	2,493
Palomar Holdings, Inc.(c)	22	1,637
Park National Corp.	18	1,348
Peapack-Gladstone Financial Corp.	19	358
PennyMac Financial Services, Inc.	76	2,552
PennyMac Mortgage Investment Trust	106	1,167

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Financials-(continued)
Peoples Bancorp, Inc.	24	$539
People’s Utah Bancorp	18	446
Pinnacle Financial Partners, Inc.	88	3,507
Piper Sandler Cos.	16	954
PJT Partners, Inc., Class A	25	1,367
Popular, Inc.	110	4,344
PRA Group, Inc.(c)	55	1,877
Preferred Bank	18	676
Primerica, Inc.	48	5,455
ProAssurance Corp.	64	883
ProSight Global, Inc.(c)	13	115
Prosperity Bancshares, Inc.	112	7,324
Provident Financial Services, Inc.	76	990
QCR Holdings, Inc.	18	547
Radian Group, Inc.	233	3,700
Ready Capital Corp.	57	335
Redwood Trust, Inc.	136	728
Renasant Corp.	57	1,375
Republic Bancorp, Inc., Class A	12	385
RLI Corp.	46	3,632
S&T Bancorp, Inc.	48	1,068
Safety Insurance Group, Inc.	18	1,372
Sandy Spring Bancorp, Inc.	58	1,406
Seacoast Banking Corp. of Florida(c)	63	1,370
Selective Insurance Group, Inc.	72	3,776
ServisFirst Bancshares, Inc.	55	1,918
Simmons First National Corp., Class A	117	2,007
SLM Corp.	448	3,396
South State Corp.	42	2,208
Southside Bancshares, Inc.	39	1,100
Starwood Property Trust, Inc.	342	4,535
State Auto Financial Corp.	21	419
Sterling Bancorp	227	2,792
Stewart Information Services Corp.	28	863
Stifel Financial Corp.	84	4,008
Stock Yards Bancorp, Inc.	25	851
Synovus Financial Corp.	178	3,416
TCF Financial Corp.	186	5,379
Texas Capital Bancshares, Inc.(c)	61	1,632
TFS Financial Corp.	66	1,017
Third Point Reinsurance Ltd. (Bermuda)(c)	88	649
Tompkins Financial Corp.	16	1,030
Towne Bank	88	1,660
TPG RE Finance Trust, Inc.	52	385
TriCo Bancshares	33	936
TriState Capital Holdings, Inc.(c)	27	404
Triumph Bancorp, Inc.(c)	30	736
Trupanion, Inc.(b)(c)	36	1,084
TrustCo Bank Corp.	114	718
Trustmark Corp.	73	1,737
Two Harbors Investment Corp.	333	1,505
UMB Financial Corp.	57	2,923
Umpqua Holdings Corp.	267	3,041
United Bankshares, Inc.	157	4,566
United Community Banks, Inc.	96	1,877
United Fire Group, Inc.	25	671
United Insurance Holdings Corp.	25	196
Universal Insurance Holdings, Inc.	39	697
Univest Financial Corp.	34	559
Unum Group	240	3,636
Valley National Bancorp	439	3,503
Veritex Holdings, Inc.	51	894
	Shares	Value
Financials-(continued)
Victory Capital Holdings, Inc., Class A	15	$251
Virtu Financial, Inc., Class A	64	1,526
Virtus Investment Partners, Inc.	9	837
Waddell & Reed Financial, Inc., Class A	70	913
Walker & Dunlop, Inc.	36	1,458
Washington Federal, Inc.	96	2,483
Washington Trust Bancorp, Inc.	19	607
Waterstone Financial, Inc.	30	447
Watford Holdings Ltd., Class A (Bermuda)(c)	25	369
Webster Financial Corp.	112	3,170
WesBanco, Inc.	78	1,671
Westamerica Bancorporation	33	1,946
Western Alliance Bancorporation	113	4,311
White Mountains Insurance Group Ltd.	4	3,662
Wintrust Financial Corp.	69	2,923
WisdomTree Investments, Inc.	144	431
World Acceptance Corp.(c)	5	332
WSFS Financial Corp.	61	1,688
		502,838
Health Care-16.25%
1Life Healthcare, Inc.(c)	30	969
Acadia Healthcare Co., Inc.(c)	94	2,689
ACADIA Pharmaceuticals, Inc.(c)	136	6,757
Accelerate Diagnostics, Inc.(b)(c)	34	284
Acceleron Pharma, Inc.(c)	55	5,436
Adaptive Biotechnologies Corp.(c)	90	3,483
Addus HomeCare Corp.(c)	18	1,781
Adverum Biotechnologies, Inc.(c)	76	1,568
Aerie Pharmaceuticals, Inc.(c)	51	716
Agenus, Inc.(c)	130	485
Agios Pharmaceuticals, Inc.(c)	73	3,777
Aimmune Therapeutics, Inc.(b)(c)	51	847
Akcea Therapeutics, Inc.(b)(c)	21	313
Akebia Therapeutics, Inc.(c)	134	1,560
Akero Therapeutics, Inc.(c)	12	305
Alder Biopharmaceuticals, Inc., CVR(c)(e)	48	42
Alector, Inc.(c)	51	1,668
Alkermes PLC(c)	190	3,108
Allakos, Inc.(c)	30	1,950
Allogene Therapeutics, Inc.(b)(c)	66	3,179
Allscripts Healthcare Solutions, Inc.(c)	201	1,270
AMAG Pharmaceuticals, Inc.(b)(c)	40	308
Amedisys, Inc.(c)	38	7,298
Amicus Therapeutics, Inc.(c)	309	3,855
AMN Healthcare Services, Inc.(c)	57	2,529
Amneal Pharmaceuticals, Inc.(c)	85	414
Amphastar Pharmaceuticals, Inc.(c)	43	802
AnaptysBio, Inc.(c)	28	534
AngioDynamics, Inc.(c)	43	439
ANI Pharmaceuticals, Inc.(c)	10	311
Anika Therapeutics, Inc.(c)	16	536
Antares Pharma, Inc.(c)	187	537
Apellis Pharmaceuticals, Inc.(c)	73	2,459
Apollo Medical Holdings, Inc.(c)	30	567
Applied Therapeutics, Inc.(c)	16	728
Aprea Therapeutics, Inc. (Sweden)(c)	11	295
Arcturus Therapeutics Holdings, Inc.(c)	18	701
Arcus Biosciences, Inc.(c)	31	972
Arcutis Biotherapeutics, Inc.(c)	11	369
Ardelyx, Inc.(c)	68	498
Arena Pharmaceuticals, Inc.(c)	60	3,586
Arrowhead Pharmaceuticals, Inc.(c)	108	3,482

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Health Care-(continued)
Arvinas, Inc.(c)	25	$832
Assembly Biosciences, Inc.(c)	36	702
Atara Biotherapeutics, Inc.(c)	57	656
Athenex, Inc.(c)	57	620
Athersys, Inc.(c)	221	643
Atreca, Inc., Class A(c)	14	259
AtriCure, Inc.(c)	48	2,295
Atrion Corp.	2	1,284
Avanos Medical, Inc.(c)	58	1,685
Avrobio, Inc.(c)	39	789
AxoGen, Inc.(c)	43	417
Axonics Modulation Technologies, Inc.(b)(c)	19	697
Axsome Therapeutics, Inc.(c)	30	2,309
Beam Therapeutics, Inc.(c)	15	383
BioCryst Pharmaceuticals, Inc.(c)	180	809
BioDelivery Sciences International, Inc.(c)	97	464
Biohaven Pharmaceutical Holding Co. Ltd.(c)	54	3,373
BioSpecifics Technologies Corp.(c)	6	373
Bio-Techne Corp.	45	11,916
BioTelemetry, Inc.(c)	40	1,887
Bioxcel Therapeutics, Inc.(c)	12	559
Black Diamond Therapeutics, Inc.(c)	11	430
Bluebird Bio, Inc.(c)	76	4,836
Blueprint Medicines Corp.(c)	57	3,713
Brookdale Senior Living, Inc.(c)	198	725
Bruker Corp.	126	5,453
Calithera Biosciences, Inc.(c)	57	332
Cantel Medical Corp.	45	1,894
Cara Therapeutics, Inc.(b)(c)	49	778
Cardiovascular Systems, Inc.(c)	43	1,665
CareDx, Inc.(c)	46	1,478
Castle Biosciences, Inc.(c)	9	346
Catalyst Pharmaceuticals, Inc.(c)	109	470
Catasys, Inc.(c)	8	158
CEL-SCI Corp.(c)	42	560
Cerus Corp.(c)	214	1,331
Change Healthcare, Inc.(c)	276	3,444
Charles River Laboratories International, Inc.(c)	58	10,420
Chemed Corp.	19	9,092
ChemoCentryx, Inc.(c)	46	2,870
Clovis Oncology, Inc.(c)	99	685
Codexis, Inc.(c)	67	832
Co-Diagnostics, Inc.(c)	29	522
Coherus Biosciences, Inc.(c)	63	1,174
Collegium Pharmaceutical, Inc.(c)	31	684
Community Health Systems, Inc.(b)(c)	145	457
Computer Programs & Systems, Inc.	15	332
CONMED Corp.	34	2,496
Constellation Pharmaceuticals, Inc.(c)	27	959
Corbus Pharmaceuticals Holdings, Inc.(c)	77	574
Corcept Therapeutics, Inc.(c)	121	1,832
Cortexyme, Inc.(c)	17	784
CorVel Corp.(c)	12	815
Covetrus, Inc.(c)	123	1,879
Crinetics Pharmaceuticals, Inc.(c)	22	359
CRISPR Therapeutics AG (Switzerland)(c)	47	3,035
CryoLife, Inc.(c)	43	977
CryoPort, Inc.(b)(c)	43	1,057
Cue Biopharma, Inc.(c)	25	692
Cytokinetics, Inc.(b)(c)	60	1,243
CytomX Therapeutics, Inc.(c)	52	461
Deciphera Pharmaceuticals, Inc.(c)	42	2,460
	Shares	Value
Health Care-(continued)
Denali Therapeutics, Inc.(c)	93	$2,588
Dicerna Pharmaceuticals, Inc.(c)	61	1,316
Durect Corp.(c)	231	541
Dynavax Technologies Corp.(b)(c)	102	624
Eagle Pharmaceuticals, Inc.(c)	13	666
Editas Medicine, Inc.(b)(c)	54	1,462
Eidos Therapeutics, Inc.(c)	9	440
Emergent BioSolutions, Inc.(c)	51	4,258
Enanta Pharmaceuticals, Inc.(c)	18	927
Encompass Health Corp.	115	8,424
Endo International PLC(c)	247	953
Ensign Group, Inc. (The)	61	2,667
Envista Holdings Corp.(c)	187	3,953
Epizyme, Inc.(c)	88	1,544
Esperion Therapeutics, Inc.(b)(c)	30	1,271
Evolent Health, Inc., Class A(c)	91	808
Exelixis, Inc.(c)	361	8,920
Fate Therapeutics, Inc.(c)	68	2,205
FibroGen, Inc.(c)	90	3,010
Flexion Therapeutics, Inc.(b)(c)	37	423
G1 Therapeutics, Inc.(c)	30	509
GenMark Diagnostics, Inc.(c)	83	788
Geron Corp.(b)(c)	219	353
Glaukos Corp.(c)	48	1,871
Global Blood Therapeutics, Inc.(c)	65	4,545
Globus Medical, Inc., Class A(c)	93	5,082
Gossamer Bio., Inc.(b)(c)	62	753
Guardant Health, Inc.(c)	67	6,056
Haemonetics Corp.(c)	59	6,471
Halozyme Therapeutics, Inc.(c)	160	3,883
Hanger, Inc.(c)	39	716
Health Catalyst, Inc.(b)(c)	10	271
HealthEquity, Inc.(c)	82	5,082
HealthStream, Inc.(c)	30	683
Heron Therapeutics, Inc.(c)	102	1,858
Heska Corp.(c)	9	791
Hill-Rom Holdings, Inc.	79	8,032
HMS Holdings Corp.(c)	106	3,311
Homology Medicines, Inc.(c)	22	313
Horizon Therapeutics PLC(c)	225	11,414
ICU Medical, Inc.(c)	24	4,791
IGM Biosciences, Inc.(c)	9	583
ImmunoGen, Inc.(c)	187	875
Immunomedics, Inc.(c)	215	7,222
Immunovant, Inc.(c)	27	693
Innoviva, Inc.(c)	84	1,173
Inogen, Inc.(c)	22	836
Inovalon Holdings, Inc., Class A(c)	81	1,524
Inovio Pharmaceuticals, Inc.(c)	172	2,537
Insmed, Inc.(c)	114	2,769
Inspire Medical Systems, Inc.(c)	26	2,120
Integer Holdings Corp.(c)	40	3,167
Integra LifeSciences Holdings Corp.(c)	85	4,429
Intellia Therapeutics, Inc.(c)	42	735
Intercept Pharmaceuticals, Inc.(c)	33	2,385
Intersect ENT, Inc.(c)	36	401
Intra-Cellular Therapies, Inc.(c)	76	1,587
Invitae Corp.(b)(c)	142	2,388
Iovance Biotherapeutics, Inc.(c)	112	3,594
iRhythm Technologies, Inc.(b)(c)	31	3,854
Ironwood Pharmaceuticals, Inc.(c)	190	1,849
Kadmon Holdings, Inc.(c)	142	630

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Health Care-(continued)
Kala Pharmaceuticals, Inc.(c)	39	$480
Karuna Therapeutics, Inc.(c)	14	1,314
Karyopharm Therapeutics, Inc.(b)(c)	60	1,109
Kiniksa Pharmaceuticals Ltd., Class A(c)	20	417
Kodiak Sciences, Inc.(c)	26	1,680
Krystal Biotech, Inc.(b)(c)	13	668
Kura Oncology, Inc.(c)	66	1,128
Lannett Co., Inc.(b)(c)	39	298
Lantheus Holdings, Inc.(c)	45	618
LeMaitre Vascular, Inc.	21	565
LHC Group, Inc.(c)	35	5,688
Ligand Pharmaceuticals, Inc.(b)(c)	21	2,133
LivaNova PLC(c)	58	3,102
Livongo Health, Inc.(c)	46	2,757
Luminex Corp.	48	1,496
MacroGenics, Inc.(c)	61	1,174
Madrigal Pharmaceuticals, Inc.(b)(c)	10	1,160
Magellan Health, Inc.(c)	28	2,100
MEDNAX, Inc.(c)	103	1,600
Medpace Holdings, Inc.(c)	34	3,156
MeiraGTx Holdings PLC(c)	18	267
Meridian Bioscience, Inc.(c)	49	758
Merit Medical Systems, Inc.(c)	59	2,654
Mersana Therapeutics, Inc.(c)	52	1,177
Merus N.V. (Netherlands)(c)	18	246
Mesa Laboratories, Inc.(b)	4	1,057
Mirati Therapeutics, Inc.(c)	31	3,075
Molecular Templates, Inc.(c)	24	372
Momenta Pharmaceuticals, Inc.(c)	132	4,155
MyoKardia, Inc.(c)	58	5,933
Myovant Sciences Ltd.(c)	49	600
Myriad Genetics, Inc.(c)	90	1,308
NanoString Technologies, Inc.(c)	40	1,221
Natera, Inc.(c)	78	3,420
National HealthCare Corp.	13	872
National Research Corp.	15	851
Natus Medical, Inc.(c)	42	899
Nektar Therapeutics(c)	213	4,622
Neogen Corp.(c)	62	4,416
NeoGenomics, Inc.(c)	113	3,016
Neoleukin Therapeutics, Inc.(c)	32	390
Nevro Corp.(c)	36	4,522
NextCure, Inc.(c)	15	468
NextGen Healthcare, Inc.(c)	60	619
Novavax, Inc.(c)	61	2,808
Novocure Ltd.(c)	99	6,676
NuVasive, Inc.(c)	63	3,818
Odonate Therapeutics, Inc.(c)	18	588
Omeros Corp.(c)	55	818
Omnicell, Inc.(c)	51	3,412
OPKO Health, Inc.(b)(c)	488	1,113
Option Care Health, Inc.(c)	42	638
OraSure Technologies, Inc.(c)	72	1,047
Orthofix Medical, Inc.(c)	22	750
OrthoPediatrics Corp.(c)	16	738
Owens & Minor, Inc.	76	603
Pacific Biosciences of California, Inc.(c)	151	532
Pacira BioSciences, Inc.(c)	45	1,978
Passage Bio, Inc.(c)	16	352
Patterson Cos., Inc.	103	2,028
PDL BioPharma, Inc.(c)	171	559
Pennant Group, Inc. (The)(c)	36	918
	Shares	Value
Health Care-(continued)
Penumbra, Inc.(c)	39	$6,724
PetIQ, Inc.(b)(c)	22	675
Phathom Pharmaceuticals, Inc.(c)	9	381
Phibro Animal Health Corp., Class A	24	629
Phreesia, Inc.(c)	27	792
Portola Pharmaceuticals, Inc.(c)	90	1,616
PRA Health Sciences, Inc.(c)	75	7,763
Precigen, Inc.(c)	88	194
Precision BioSciences, Inc.(c)	43	301
Premier, Inc., Class A(c)	84	2,922
Prestige Consumer Healthcare, Inc.(c)	61	2,574
Principia Biopharma, Inc.(c)	27	1,725
Progenics Pharmaceuticals, Inc.(c)	99	420
Progyny, Inc.(c)	20	499
Prothena Corp. PLC (Ireland)(c)	24	256
Provention Bio, Inc.(c)	39	531
Providence Service Corp. (The)(c)	13	1,047
PTC Therapeutics, Inc.(c)	64	3,245
Puma Biotechnology, Inc.(c)	51	521
Quanterix Corp.(c)	16	441
Quidel Corp.(c)	44	7,700
Quotient Ltd.(b)(c)	85	662
R1 RCM, Inc.(c)	109	1,157
Radius Health, Inc.(c)	51	646
RadNet, Inc.(c)	49	835
Reata Pharmaceuticals, Inc., Class A(c)	27	3,924
REGENXBIO, Inc.(c)	40	1,506
Relmada Therapeutics, Inc.(c)	14	675
Repligen Corp.(c)	57	7,465
Replimune Group, Inc.(c)	14	263
Repro-Med Systems, Inc.(c)	30	304
Retrophin, Inc.(c)	43	674
Revance Therapeutics, Inc.(c)	63	1,317
REVOLUTION Medicines, Inc.(c)	14	430
Rhythm Pharmaceuticals, Inc.(c)	24	465
Rigel Pharmaceuticals, Inc.(c)	196	383
Rocket Pharmaceuticals, Inc.(b)(c)	39	734
Rubius Therapeutics, Inc.(c)	37	239
Sage Therapeutics, Inc.(c)	63	2,250
Sangamo Therapeutics, Inc.(c)	141	1,578
Scholar Rock Holding Corp.(b)(c)	22	405
Schrodinger, Inc.(c)	15	1,027
Select Medical Holdings Corp.(c)	123	1,985
Shockwave Medical, Inc.(c)	29	1,276
SI-BONE, Inc.(c)	25	437
SIGA Technologies, Inc.(c)	64	383
Silk Road Medical, Inc.(c)	33	1,263
Simulations Plus, Inc.	15	760
SmileDirectClub, Inc.(c)	67	523
Sorrento Therapeutics, Inc.(c)	139	702
Spectrum Pharmaceuticals, Inc.(c)	123	362
SpringWorks Therapeutics, Inc.(c)	15	571
STAAR Surgical Co.(c)	40	1,552
Stemline Therapeutics, Inc.(b)(c)	64	760
Stoke Therapeutics, Inc.(b)(c)	10	277
Supernus Pharmaceuticals, Inc.(c)	58	1,399
Surgery Partners, Inc.(c)	22	295
SurModics, Inc.(c)	16	592
Syneos Health, Inc.(c)	72	4,391
Tabula Rasa HealthCare, Inc.(b)(c)	22	1,175
Tactile Systems Technology, Inc.(c)	21	1,017
Tandem Diabetes Care, Inc.(c)	66	5,488

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Health Care-(continued)
Tenet Healthcare Corp.(c)	106	$2,307
TG Therapeutics, Inc.(c)	93	1,734
TherapeuticsMD, Inc.(b)(c)	339	383
Theravance Biopharma, Inc.(c)	55	1,389
Tilray, Inc., Class 2 (Canada)(b)(c)	28	276
Tivity Health, Inc.(b)(c)	31	330
Translate Bio, Inc.(c)	25	518
Tricida, Inc.(c)	24	645
Triple-S Management Corp., Class B(c)	30	597
Turning Point Therapeutics, Inc.(c)	39	2,701
Twist Bioscience Corp.(c)	37	1,404
Ultragenyx Pharmaceutical, Inc.(c)	63	4,313
uniQure N.V. (Netherlands)(c)	37	2,485
United Therapeutics Corp.(c)	51	6,015
US Physical Therapy, Inc.	16	1,186
Vanda Pharmaceuticals, Inc.(c)	58	680
Vapotherm, Inc.(c)	11	293
Varex Imaging Corp.(c)	45	844
Veracyte, Inc.(c)	54	1,347
Verastem, Inc.(c)	124	231
Vericel Corp.(c)	49	705
ViewRay, Inc.(c)	163	285
Viking Therapeutics, Inc.(b)(c)	75	536
Vocera Communications, Inc.(c)	36	707
Voyager Therapeutics, Inc.(c)	33	399
WaVe Life Sciences Ltd.(c)	21	214
Wright Medical Group N.V.(c)	151	4,462
XBiotech, Inc.(c)	18	251
Xencor, Inc.(c)	61	1,845
Xenon Pharmaceuticals, Inc. (Canada)(c)	33	452
Y-mAbs Therapeutics, Inc.(c)	27	1,031
ZIOPHARM Oncology, Inc.(b)(c)	289	855
Zogenix, Inc.(c)	66	1,923
Zymeworks, Inc. (Canada)(c)	40	1,525
Zynex, Inc.(c)	22	427
		587,922
Industrials-14.28%
AAON, Inc.	51	2,763
AAR Corp.	40	807
ABM Industries, Inc.	81	2,489
ACCO Brands Corp.	120	743
Acuity Brands, Inc.	47	4,049
ADT, Inc.(b)	178	1,260
Advanced Disposal Services, Inc.(c)	91	2,837
Advanced Drainage Systems, Inc.	63	2,793
AECOM(c)	185	7,172
Aegion Corp.(c)	37	555
Aerojet Rocketdyne Holdings, Inc.(b)(c)	77	3,376
AeroVironment, Inc.(c)	28	1,983
AGCO Corp.	74	4,087
Air Lease Corp.	129	3,884
Air Transport Services Group, Inc.(c)	18	388
Alamo Group, Inc.	12	1,240
Alaska Air Group, Inc.	36	1,231
Albany International Corp., Class A	37	2,231
Allegiant Travel Co.	6	639
Allison Transmission Holdings, Inc.	141	5,319
Altra Industrial Motion Corp.	78	2,418
Ameresco, Inc., Class A(c)	24	515
American Airlines Group, Inc.	126	1,323
American Woodmark Corp.(c)	18	1,130
Apogee Enterprises, Inc.	30	620
	Shares	Value
Industrials-(continued)
Applied Industrial Technologies, Inc.	46	$2,668
ArcBest Corp.	30	672
Arcosa, Inc.	52	1,985
Argan, Inc.	16	592
Armstrong World Industries, Inc.	57	4,297
ASGN, Inc.(c)	64	3,942
Astec Industries, Inc.	25	1,062
Astronics Corp.(c)	30	274
Atkore International Group, Inc.(c)	57	1,530
Atlas Air Worldwide Holdings, Inc.(c)	7	273
Avis Budget Group, Inc.(b)(c)	78	1,679
Axon Enterprise, Inc.(c)	72	5,469
AZZ, Inc.	31	981
Barnes Group, Inc.	58	2,191
Barrett Business Services, Inc.	9	456
Beacon Roofing Supply, Inc.(c)	65	1,600
Bloom Energy Corp., Class A(c)	76	610
Blue Bird Corp.(c)	16	230
BMC Stock Holdings, Inc.(c)	79	2,067
Brady Corp., Class A	60	3,068
BrightView Holdings, Inc.(c)	37	507
Brink’s Co. (The)	57	2,286
Builders FirstSource, Inc.(c)	139	2,893
BWX Technologies, Inc.	112	7,008
CAI International, Inc.(c)	21	395
Carlisle Cos., Inc.	66	7,911
Casella Waste Systems, Inc.(c)	54	2,751
CBIZ, Inc.(c)	61	1,382
Chart Industries, Inc.(c)	42	1,649
Cimpress PLC (Ireland)(c)	20	1,803
Clean Harbors, Inc.(c)	64	3,801
Colfax Corp.(c)	106	2,974
Columbus McKinnon Corp.	27	821
Comfort Systems USA, Inc.	45	1,665
Construction Partners, Inc.(c)	22	389
CoreLogic, Inc.	91	4,510
Cornerstone Building Brands, Inc.(c)	81	439
Covanta Holding Corp.	144	1,296
Crane Co.	58	3,232
CSW Industrials, Inc.	18	1,288
Cubic Corp.	36	1,484
Curtiss-Wright Corp.	49	4,915
Deluxe Corp.	52	1,213
Donaldson Co., Inc.	147	6,975
Douglas Dynamics, Inc.	27	987
Ducommun, Inc.(c)	13	419
DXP Enterprises, Inc.(c)	21	370
Dycom Industries, Inc.(c)	37	1,558
Echo Global Logistics, Inc.(c)	33	683
EMCOR Group, Inc.	65	4,131
Encore Wire Corp.	25	1,207
Energy Recovery, Inc.(b)(c)	37	284
Enerpac Tool Group Corp.	75	1,343
EnerSys	51	3,228
Ennis, Inc.	30	534
EnPro Industries, Inc.	24	1,082
ESCO Technologies, Inc.	31	2,561
Evoqua Water Technologies Corp.(c)	97	1,825
Exponent, Inc.	63	4,677
Federal Signal Corp.	73	2,127
Flowserve Corp.	154	4,019
Fluor Corp.	162	1,881

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Industrials-(continued)
Forrester Research, Inc.(c)	13	$408
Forward Air Corp.	34	1,689
Foundation Building Materials, Inc.(c)	25	333
Franklin Covey Co.(c)	12	256
Franklin Electric Co., Inc.	48	2,435
FTI Consulting, Inc.(c)	43	5,180
Gates Industrial Corp. PLC(c)	67	673
GATX Corp.	37	2,321
Genco Shipping & Trading Ltd.	19	90
Generac Holdings, Inc.(c)	74	8,234
Gibraltar Industries, Inc.(c)	39	1,716
GMS, Inc.(c)	52	1,065
Gorman-Rupp Co. (The)	22	675
Graco, Inc.	199	9,594
GrafTech International Ltd.(b)	85	581
Granite Construction, Inc.	55	968
Great Lakes Dredge & Dock Corp.(c)	66	612
Greenbrier Cos., Inc. (The)	45	955
Griffon Corp.	43	722
H&E Equipment Services, Inc.	39	668
Harsco Corp.(c)	97	1,083
Hawaiian Holdings, Inc.	13	188
Healthcare Services Group, Inc.	90	2,153
Heartland Express, Inc.	52	1,139
Heidrick & Struggles International, Inc.	22	488
Helios Technologies, Inc.	34	1,216
Herc Holdings, Inc.(c)	25	713
Heritage-Crystal Clean, Inc.(c)	18	305
Herman Miller, Inc.	72	1,657
Hexcel Corp.	96	3,474
Hillenbrand, Inc.	90	2,317
HNI Corp.	52	1,324
Hub Group, Inc., Class A(c)	40	1,871
Hubbell, Inc.	64	7,835
Huron Consulting Group, Inc.(c)	28	1,295
Hyster-Yale Materials Handling, Inc.	7	256
IAA, Inc.(c)	155	6,355
ICF International, Inc.	22	1,443
IES Holdings, Inc.(c)	10	234
Insperity, Inc.	43	2,229
Insteel Industries, Inc.	21	371
Interface, Inc.	70	594
ITT, Inc.	104	6,001
JELD-WEN Holding, Inc.(c)	79	1,077
JetBlue Airways Corp.(c)	80	806
John Bean Technologies Corp.	39	3,204
Kadant, Inc.	13	1,259
Kaman Corp.	30	1,200
KAR Auction Services, Inc.	162	2,325
Kelly Services, Inc., Class A	37	555
Kennametal, Inc.	100	2,774
Kforce, Inc.	27	815
Kimball International, Inc., Class B	43	481
Kirby Corp.(c)	18	923
Knoll, Inc.	58	612
Korn Ferry	69	2,088
Kratos Defense & Security Solutions, Inc.(c)	109	2,022
Landstar System, Inc.	48	5,580
Lincoln Electric Holdings, Inc.	68	5,588
Lindsay Corp.	13	1,221
Luxfer Holdings PLC (United Kingdom)	33	462
Macquarie Infrastructure Corp.	91	2,584
	Shares	Value
Industrials-(continued)
Manitowoc Co., Inc. (The)(c)	42	$393
ManpowerGroup, Inc.	69	4,771
Marten Transport Ltd.	48	1,228
Masonite International Corp.(c)	30	1,991
MasTec, Inc.(c)	73	2,858
Matson, Inc.	13	371
Matthews International Corp., Class A	37	766
Maxar Technologies, Inc.	72	1,085
McGrath RentCorp	30	1,673
Mercury Systems, Inc.(c)	64	5,718
Meritor, Inc.(c)	88	1,793
Middleby Corp. (The)(c)	66	4,495
Mobile Mini, Inc.	54	1,730
Moog, Inc., Class A	39	2,117
MRC Global, Inc.(c)	99	586
MSA Safety, Inc.	43	5,114
MSC Industrial Direct Co., Inc., Class A	53	3,675
Mueller Industries, Inc.	66	1,767
Mueller Water Products, Inc., Class A	190	1,775
MYR Group, Inc.(c)	19	547
National Presto Industries, Inc.	6	540
Navistar International Corp.(c)	54	1,358
NOW, Inc.(c)	132	983
NV5 Global, Inc.(c)	12	566
nVent Electric PLC	187	3,428
Omega Flex, Inc.(b)	4	409
Oshkosh Corp.	81	5,817
PAE, Inc.(c)	65	611
Park Aerospace Corp.	21	255
Parsons Corp.(c)	30	1,220
Patrick Industries, Inc.	27	1,400
PGT Innovations, Inc.(c)	69	939
Pitney Bowes, Inc.	238	564
Plug Power, Inc.(b)(c)	391	1,646
Powell Industries, Inc.	12	319
Primoris Services Corp.	51	851
Proto Labs, Inc.(c)	31	3,917
Quanex Building Products Corp.	39	484
Quanta Services, Inc.	168	6,204
Raven Industries, Inc.	43	922
RBC Bearings, Inc.(c)	29	4,079
Regal Beloit Corp.	47	3,738
Resideo Technologies, Inc.(c)	162	1,144
Resources Connection, Inc.	36	396
REV Group, Inc.	33	201
Rexnord Corp.	140	4,214
Rush Enterprises, Inc., Class A	34	1,415
Rush Enterprises, Inc., Class B	4	146
Ryder System, Inc.	64	2,193
Saia, Inc.(c)	30	3,253
Schneider National, Inc., Class B	61	1,474
Shyft Group, Inc. (The)	39	666
Simpson Manufacturing Co., Inc.	49	3,923
SiteOne Landscape Supply, Inc.(c)	48	5,103
SkyWest, Inc.	15	481
SP Plus Corp.(c)	28	570
Spirit AeroSystems Holdings, Inc., Class A	124	2,687
Spirit Airlines, Inc.(b)(c)	21	272
SPX Corp.(c)	54	2,159
SPX FLOW, Inc.(c)	51	1,764
Standex International Corp.	15	794
Steelcase, Inc., Class A	108	1,251

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Industrials-(continued)
Stericycle, Inc.(c)	106	$5,812
Sterling Construction Co., Inc.(c)	33	299
Sunrun, Inc.(c)	93	1,553
Systemax, Inc.	15	315
Tennant Co.	21	1,343
Terex Corp.	87	1,368
Tetra Tech, Inc.	66	5,207
Thermon Group Holdings, Inc.(c)	39	625
Timken Co. (The)	82	3,488
Toro Co. (The)	127	9,026
TPI Composites, Inc.(c)	33	685
Trex Co., Inc.(c)	69	8,288
TriMas Corp.(c)	54	1,277
TriNet Group, Inc.(c)	55	2,955
Trinity Industries, Inc.	113	2,257
Triton International Ltd. (Bermuda)	64	1,952
Triumph Group, Inc.	58	434
TrueBlue, Inc.(c)	46	711
Tutor Perini Corp.(c)	46	483
UFP Industries, Inc.	75	3,430
UniFirst Corp.	17	3,057
Univar Solutions, Inc.(c)	200	3,092
Upwork, Inc.(c)	67	833
US Ecology, Inc.	31	1,044
Valmont Industries, Inc.	25	2,850
Vectrus, Inc.(c)	13	714
Vertiv Holdings Co.(c)	252	3,208
Viad Corp.	24	440
Vicor Corp.(c)	22	1,342
Virgin Galactic Holdings, Inc.(c)	74	1,261
Vivint Solar, Inc.(b)(c)	49	368
Wabash National Corp.	64	611
Watsco, Inc.	38	6,761
Watts Water Technologies, Inc., Class A	30	2,495
Welbilt, Inc.(c)	162	985
Werner Enterprises, Inc.	54	2,496
WESCO International, Inc.(c)	41	1,365
Willdan Group, Inc.(c)	12	293
WillScot Corp.(c)	64	854
Woodward, Inc.	70	4,801
		516,480
Information Technology-17.14%
2U, Inc.(c)	76	2,772
3D Systems Corp.(b)(c)	144	1,061
8x8, Inc.(c)	120	1,745
A10 Networks, Inc.(c)	61	415
Acacia Communications, Inc.(c)	40	2,700
ACI Worldwide, Inc.(c)	141	3,889
ACM Research, Inc., Class A(c)	13	777
Adesto Technologies Corp.(c)	29	350
ADTRAN, Inc.	55	627
Advanced Energy Industries, Inc.(c)	46	3,074
Agilysys, Inc.(c)	24	462
Alarm.com Holdings, Inc.(c)	47	2,223
Alliance Data Systems Corp.	53	2,455
Altair Engineering, Inc., Class A(c)	43	1,681
Alteryx, Inc., Class A(b)(c)	61	8,780
Ambarella, Inc.(c)	36	2,043
American Software, Inc., Class A	36	700
Amkor Technology, Inc.(c)	127	1,344
Anaplan, Inc.(c)	120	5,510
Anixter International, Inc.(c)	36	3,446
	Shares	Value
Information Technology-(continued)
AppFolio, Inc., Class A(c)	18	$2,853
Appian Corp.(b)(c)	34	1,937
Aspen Technology, Inc.(c)	80	8,451
Avaya, Inc.(c)	113	1,650
Avnet, Inc.	114	3,105
Axcelis Technologies, Inc.(c)	39	1,047
Badger Meter, Inc.	36	2,203
Belden, Inc.	55	1,872
Benchmark Electronics, Inc.	45	954
Benefitfocus, Inc.(b)(c)	30	382
Bill.Com Holdings, Inc.(c)	17	1,184
Blackbaud, Inc.	60	3,517
Blackline, Inc.(c)	56	4,161
Bottomline Technologies (DE), Inc.(c)	51	2,581
Box, Inc., Class A(c)	171	3,417
Brooks Automation, Inc.	87	3,477
Cabot Microelectronics Corp.	34	4,925
CACI International, Inc., Class A(c)	29	7,273
Calix, Inc.(c)	60	846
Cardtronics PLC, Class A(c)	46	1,113
Casa Systems, Inc.(c)	34	148
Cass Information Systems, Inc.	15	605
Cerence, Inc.(c)	42	1,256
Ceridian HCM Holding, Inc.(c)	137	9,435
CEVA, Inc.(c)	25	862
ChannelAdvisor Corp.(c)	30	419
Ciena Corp.(c)	181	10,002
Cirrus Logic, Inc.(c)	70	5,074
Cloudera, Inc.(c)	238	2,440
Coherent, Inc.(c)	28	4,066
Cohu, Inc.	48	723
CommScope Holding Co., Inc.(c)	235	2,423
CommVault Systems, Inc.	52	2,104
Comtech Telecommunications Corp.	30	534
Conduent, Inc.(c)	211	504
Cornerstone OnDemand, Inc.(c)	63	2,435
Cree, Inc.(c)	128	6,744
CSG Systems International, Inc.	40	1,894
CTS Corp.	36	768
Diebold Nixdorf, Inc.(c)	85	407
Digital Turbine, Inc.(c)	90	578
Diodes, Inc.(c)	52	2,529
Dolby Laboratories, Inc., Class A	78	4,737
Domo, Inc., Class B(c)	25	633
DSP Group, Inc.(c)	26	469
DXC Technology Co.	300	4,263
Ebix, Inc.(b)	30	672
EchoStar Corp., Class A(c)	60	1,870
Elastic N.V.(c)	63	5,413
Endurance International Group Holdings, Inc.(c)	76	272
Enphase Energy, Inc.(b)(c)	107	6,226
Entegris, Inc.	160	9,581
Envestnet, Inc.(c)	62	4,502
ePlus, Inc.(c)	16	1,179
Euronet Worldwide, Inc.(c)	62	5,873
Everbridge, Inc.(c)	39	5,704
EVERTEC, Inc.	70	2,038
Evo Payments, Inc., Class A(c)	54	1,196
ExlService Holdings, Inc.(c)	42	2,569
Extreme Networks, Inc.(c)	147	485
Fabrinet (Thailand)(c)	45	2,877
FARO Technologies, Inc.(c)	21	1,182

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Information Technology-(continued)
Fastly, Inc., Class A(c)	84	$3,624
FireEye, Inc.(c)	261	3,257
First Solar, Inc.(b)(c)	96	4,476
Fitbit, Inc., Class A(c)	276	1,750
Five9, Inc.(c)	72	7,502
Flex Ltd.(c)	596	5,787
FormFactor, Inc.(c)	91	2,290
GTT Communications, Inc.(b)(c)	18	144
Hackett Group, Inc. (The)	30	414
Harmonic, Inc.(c)	108	582
HubSpot, Inc.(c)	49	9,797
Ichor Holdings Ltd.(c)	25	569
II-VI, Inc.(c)	108	5,133
Impinj, Inc.(b)(c)	19	491
Infinera Corp.(b)(c)	196	976
Inphi Corp.(c)	54	6,786
Inseego Corp.(c)	74	786
Insight Enterprises, Inc.(c)	43	2,204
InterDigital, Inc.	39	2,144
International Money Express, Inc.(c)	27	298
Itron, Inc.(c)	43	2,770
j2 Global, Inc.	54	4,228
Jabil, Inc.	166	4,967
KBR, Inc.	171	4,010
KEMET Corp.	67	1,811
Kimball Electronics, Inc.(c)	30	426
Knowles Corp.(c)	111	1,669
Kulicke & Soffa Industries, Inc. (Singapore)	78	1,744
Lattice Semiconductor Corp.(c)	153	3,805
Limelight Networks, Inc.(c)	135	667
Littelfuse, Inc.	28	4,550
LivePerson, Inc.(c)	75	2,809
LiveRamp Holdings, Inc.(c)	78	3,934
LogMeIn, Inc.	56	4,754
Lumentum Holdings, Inc.(c)	88	6,452
MACOM Technology Solutions Holdings, Inc.(c)	52	1,651
MagnaChip Semiconductor Corp. (South Korea)(c)	37	409
Manhattan Associates, Inc.(c)	74	6,542
ManTech International Corp., Class A	33	2,565
MAXIMUS, Inc.	74	5,329
MaxLinear, Inc.(c)	82	1,420
Medallia, Inc.(c)	90	2,545
Methode Electronics, Inc.	45	1,411
MicroStrategy, Inc., Class A(c)	10	1,245
Mimecast Ltd.(c)	70	2,925
Mitek Systems, Inc.(c)	45	420
MKS Instruments, Inc.	64	6,760
MobileIron, Inc.(c)	75	339
Model N, Inc.(c)	28	899
Monolithic Power Systems, Inc.	50	10,487
MTS Systems Corp.	24	423
Napco Security Technologies, Inc.(c)	15	341
National Instruments Corp.	144	5,576
NCR Corp.(c)	145	2,617
NeoPhotonics Corp.(c)	55	477
NETGEAR, Inc.(c)	37	952
NetScout Systems, Inc.(c)	91	2,500
New Relic, Inc.(c)	58	3,837
NIC, Inc.	81	1,949
nLight, Inc.(c)	33	711
Novanta, Inc.(c)	43	4,417
Nuance Communications, Inc.(c)	334	7,642
	Shares	Value
Information Technology-(continued)
Nutanix, Inc., Class A(c)	203	$4,884
NVE Corp.	6	363
OneSpan, Inc.(c)	37	752
Onto Innovation, Inc.(c)	60	1,865
OSI Systems, Inc.(c)	21	1,591
PagerDuty, Inc.(c)	18	478
Paylocity Holding Corp.(c)	41	5,330
Paysign, Inc.(c)	34	245
PC Connection, Inc.	15	649
PDF Solutions, Inc.(c)	33	563
Pegasystems, Inc.	48	4,566
Perficient, Inc.(c)	40	1,362
Perspecta, Inc.	177	3,924
Photronics, Inc.(c)	79	947
Ping Identity Holding Corp.(c)	28	793
Plantronics, Inc.(b)	39	508
Plexus Corp.(c)	36	2,312
Pluralsight, Inc., Class A(c)	105	2,187
Power Integrations, Inc.	36	3,901
Progress Software Corp.	54	2,182
Proofpoint, Inc.(c)	67	7,790
PROS Holdings, Inc.(c)	49	1,909
Pure Storage, Inc., Class A(c)	270	4,755
Q2 Holdings, Inc.(c)	50	4,131
QAD, Inc., Class A	13	594
Qualys, Inc.(c)	40	4,613
Rambus, Inc.(c)	135	2,098
Rapid7, Inc.(c)	51	2,493
RealPage, Inc.(c)	100	6,782
Repay Holdings Corp.(b)(c)	37	852
Ribbon Communications, Inc.(c)	63	277
Rogers Corp.(c)	21	2,273
Rosetta Stone, Inc.(c)	24	446
Sabre Corp.	324	2,258
SailPoint Technologies Holding, Inc.(c)	97	2,215
Sanmina Corp.(c)	84	2,235
ScanSource, Inc.(c)	30	740
Science Applications International Corp.	63	5,547
SecureWorks Corp., Class A(c)	9	121
Semtech Corp.(c)	81	4,308
ShotSpotter, Inc.(c)	10	233
Silicon Laboratories, Inc.(c)	50	4,683
SMART Global Holdings, Inc.(c)	16	428
Smartsheet, Inc., Class A(c)	125	7,207
SolarEdge Technologies, Inc.(c)	57	8,088
SolarWinds Corp.(c)	74	1,353
Sprout Social, Inc.(c)	14	386
SPS Commerce, Inc.(c)	43	2,931
SunPower Corp.(b)(c)	109	787
Super Micro Computer, Inc.(c)	52	1,350
SVMK, Inc.	127	2,559
Switch, Inc., Class A	77	1,471
Sykes Enterprises, Inc.(c)	48	1,308
Synaptics, Inc.(c)	40	2,549
SYNNEX Corp.	51	5,439
Tech Data Corp.(c)	43	5,858
Tenable Holdings, Inc.(c)	64	2,001
Teradata Corp.(c)	138	2,955
TTEC Holdings, Inc.	19	805
TTM Technologies, Inc.(c)	121	1,400
Tucows, Inc., Class A(b)(c)	12	721
Ultra Clean Holdings, Inc.(c)	46	954

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Information Technology-(continued)
Unisys Corp.(c)	75	$852
Universal Display Corp.	50	7,330
Upland Software, Inc.(c)	25	864
Varonis Systems, Inc.(c)	37	3,122
Veeco Instruments, Inc.(c)	57	669
Verint Systems, Inc.(c)	77	3,570
Verra Mobility Corp.(c)	130	1,418
ViaSat, Inc.(c)	48	2,016
Viavi Solutions, Inc.(c)	277	3,210
VirnetX Holding Corp.	75	499
Virtusa Corp.(c)	34	1,022
Vishay Intertechnology, Inc.	160	2,602
Vishay Precision Group, Inc.(c)	13	307
WEX, Inc.(c)	51	7,552
Workiva, Inc.(c)	39	1,737
Xerox Holdings Corp.	214	3,398
Xperi Corp.	128	1,760
Yext, Inc.(c)	81	1,279
Zendesk, Inc.(c)	134	11,490
Zscaler, Inc.(b)(c)	83	8,141
Zuora, Inc.(c)	99	1,189
		620,020
Materials-4.63%
AdvanSix, Inc.(c)	34	403
Alcoa Corp.(c)	225	2,072
Allegheny Technologies, Inc.(c)	153	1,328
American Vanguard Corp.	31	412
Amyris, Inc.(b)(c)	63	235
AptarGroup, Inc.	75	8,354
Arconic Corp.(c)	117	1,693
Ashland Global Holdings, Inc.	64	4,298
Balchem Corp.	39	3,925
Berry Global Group, Inc.(c)	157	7,051
Boise Cascade Co.	48	1,633
Cabot Corp.	70	2,500
Carpenter Technology Corp.	58	1,356
Century Aluminum Co.(c)	79	471
Chase Corp.	9	897
Chemours Co. (The)	198	2,596
Clearwater Paper Corp.(c)	19	550
Cleveland-Cliffs, Inc.(b)	492	2,568
Coeur Mining, Inc.(c)	316	1,817
Commercial Metals Co.	142	2,437
Compass Minerals International, Inc.	40	1,927
Domtar Corp.	62	1,265
Eagle Materials, Inc.	45	3,004
Element Solutions, Inc.(c)	280	3,049
Ferro Corp.(c)	93	1,118
Forterra, Inc.(c)	24	212
FutureFuel Corp.	31	406
GCP Applied Technologies, Inc.(c)	56	1,128
Graphic Packaging Holding Co.	335	4,847
Greif, Inc., Class A	31	1,053
Greif, Inc., Class B	6	230
H.B. Fuller Co.	61	2,295
Hawkins, Inc.	12	515
Haynes International, Inc.	15	342
Hecla Mining Co.	595	1,975
Huntsman Corp.	234	4,247
Ingevity Corp.(c)	51	2,686
Innospec, Inc.	30	2,313
Kaiser Aluminum Corp.	19	1,363
	Shares	Value
Materials-(continued)
Kraton Corp.(c)	37	$564
Kronos Worldwide, Inc.	27	264
Livent Corp.(b)(c)	171	1,153
Louisiana-Pacific Corp.	132	3,117
Materion Corp.	25	1,313
McEwen Mining, Inc.(c)	388	351
Mercer International, Inc. (Germany)	49	395
Minerals Technologies, Inc.	42	2,071
Myers Industries, Inc.	37	504
Neenah, Inc.	21	1,062
NewMarket Corp.	10	4,361
O-I Glass, Inc.	189	1,448
Olin Corp.(b)	199	2,394
Orion Engineered Carbons S.A. (Luxembourg)	72	796
PH Glatfelter Co.	52	801
PolyOne Corp.	115	2,850
PQ Group Holdings, Inc.(c)	48	602
Quaker Chemical Corp.	16	2,734
Ranpak Holdings Corp.(c)	33	247
Reliance Steel & Aluminum Co.	78	7,566
Royal Gold, Inc.	78	10,390
Schnitzer Steel Industries, Inc., Class A	31	487
Schweitzer-Mauduit International, Inc., Class A	37	1,124
Scotts Miracle-Gro Co. (The)	49	6,986
Sensient Technologies Corp.	51	2,556
Silgan Holdings, Inc.	94	3,143
Sonoco Products Co.	119	6,165
Stepan Co.	25	2,429
Summit Materials, Inc., Class A(c)	136	2,066
SunCoke Energy, Inc.	106	361
Tredegar Corp.	31	475
Trinseo S.A.	32	659
Tronox Holdings PLC, Class A	111	737
United States Lime & Minerals, Inc.	3	223
United States Steel Corp.(b)	207	1,664
US Concrete, Inc.(c)	19	396
Valvoline, Inc.	228	4,184
Verso Corp., Class A(c)	40	575
W.R. Grace & Co.	67	3,497
Warrior Met Coal, Inc.	57	803
Westlake Chemical Corp.	45	2,147
Worthington Industries, Inc.	48	1,436
		167,667
Real Estate-8.80%
Acadia Realty Trust	102	1,196
Agree Realty Corp.	51	3,201
Alexander & Baldwin, Inc.	84	958
Alexander’s, Inc.	3	780
American Assets Trust, Inc.	61	1,596
American Campus Communities, Inc.	162	5,233
American Finance Trust, Inc.	129	944
American Homes 4 Rent, Class A	319	8,052
Americold Realty Trust	237	8,463
Apartment Investment & Management Co., Class A	173	6,379
Apple Hospitality REIT, Inc.	258	2,634
Armada Hoffler Properties, Inc.	64	552
Brandywine Realty Trust	214	2,065
Brixmor Property Group, Inc.	361	4,029
CareTrust REIT, Inc.	120	2,236
CatchMark Timber Trust, Inc., Class A	58	455
Chatham Lodging Trust	55	371
City Office REIT, Inc.	66	612

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Real Estate-(continued)
Colony Capital, Inc.	561	$1,128
Columbia Property Trust, Inc.	142	1,808
Community Healthcare Trust, Inc.	22	801
CoreCivic, Inc.	144	1,732
CoreSite Realty Corp.	44	5,492
Corporate Office Properties Trust	136	3,396
Cousins Properties, Inc.	173	5,384
CubeSmart	229	6,517
Cushman & Wakefield PLC(c)	118	1,210
CyrusOne, Inc.	138	10,259
DiamondRock Hospitality Co.	243	1,456
Diversified Healthcare Trust	288	1,031
Douglas Emmett, Inc.	202	5,931
Easterly Government Properties, Inc.	94	2,357
EastGroup Properties, Inc.	45	5,231
Empire State Realty Trust, Inc., Class A	183	1,213
EPR Properties	94	2,968
Equity Commonwealth	148	4,988
Essential Properties Realty Trust, Inc.	107	1,459
eXp World Holdings, Inc.(c)	25	267
First Industrial Realty Trust, Inc.	150	5,682
Five Point Holdings LLC, Class A(c)	58	291
Forestar Group, Inc.(c)	19	288
Four Corners Property Trust, Inc.	78	1,686
Franklin Street Properties Corp.	126	673
Front Yard Residential Corp.	60	450
FRP Holdings, Inc.(c)	9	356
Gaming and Leisure Properties, Inc.	246	8,497
GEO Group, Inc. (The)	147	1,761
Getty Realty Corp.	42	1,118
Gladstone Commercial Corp.	37	663
Global Medical REIT, Inc.	58	622
Global Net Lease, Inc.	99	1,389
Healthcare Realty Trust, Inc.	156	4,789
Healthcare Trust of America, Inc., Class A	258	6,829
Highwoods Properties, Inc.	126	4,822
Howard Hughes Corp. (The)(c)	47	2,381
Hudson Pacific Properties, Inc.	187	4,520
Independence Realty Trust, Inc.	109	1,078
Industrial Logistics Properties Trust	79	1,481
Innovative Industrial Properties, Inc.(b)	21	1,716
Investors Real Estate Trust	13	922
iStar, Inc.	79	863
JBG SMITH Properties	144	4,281
Jernigan Capital, Inc.	27	326
Kennedy-Wilson Holdings, Inc.	156	2,187
Kilroy Realty Corp.	113	6,455
Kimco Realty Corp.	511	5,677
Kite Realty Group Trust	102	989
Lamar Advertising Co., Class A	100	6,630
Lexington Realty Trust	280	2,722
Life Storage, Inc.	54	5,264
LTC Properties, Inc.	48	1,767
Macerich Co. (The)	136	926
Mack-Cali Realty Corp.	109	1,658
Marcus & Millichap, Inc.(c)	28	772
MGM Growth Properties LLC, Class A	155	4,298
Monmouth Real Estate Investment Corp.	109	1,415
National Health Investors, Inc.	51	2,830
National Storage Affiliates Trust	72	2,161
Newmark Group, Inc., Class A	180	765
NexPoint Residential Trust, Inc.	28	895
	Shares	Value
Real Estate-(continued)
Office Properties Income Trust	58	$1,467
One Liberty Properties, Inc.	16	254
Outfront Media, Inc.	174	2,443
Paramount Group, Inc.	226	1,742
Park Hotels & Resorts, Inc.	291	2,861
Pebblebrook Hotel Trust	159	2,172
Physicians Realty Trust	237	4,093
Piedmont Office Realty Trust, Inc., Class A	153	2,552
PotlatchDeltic Corp.	81	2,753
Preferred Apartment Communities, Inc., Class A	54	377
PS Business Parks, Inc.	25	3,341
QTS Realty Trust, Inc., Class A	67	4,596
Rayonier, Inc.	157	3,729
RE/MAX Holdings, Inc., Class A	21	588
Realogy Holdings Corp.	150	909
Redfin Corp.(c)	105	3,149
Retail Opportunity Investments Corp.	138	1,296
Retail Properties of America, Inc., Class A	259	1,404
Rexford Industrial Realty, Inc.	138	5,492
RLJ Lodging Trust	208	2,144
RMR Group, Inc. (The), Class A	18	485
RPT Realty	94	542
Ryman Hospitality Properties, Inc.	60	2,051
Sabra Health Care REIT, Inc.	244	3,284
Safehold, Inc.	15	822
Saul Centers, Inc.	16	486
Seritage Growth Properties, Class A(b)(c)	42	331
Service Properties Trust	199	1,343
SITE Centers Corp.	166	941
SL Green Realty Corp.	92	3,875
Spirit Realty Capital, Inc.	124	3,525
St. Joe Co. (The)(b)(c)	42	809
STAG Industrial, Inc.	166	4,465
STORE Capital Corp.	270	5,222
Summit Hotel Properties, Inc.	127	794
Sunstone Hotel Investors, Inc.	273	2,416
Tanger Factory Outlet Centers, Inc.(b)	111	683
Taubman Centers, Inc.	75	3,100
Tejon Ranch Co.(c)	25	359
Terreno Realty Corp.	78	3,993
UMH Properties, Inc.	40	499
Uniti Group, Inc.	234	1,930
Universal Health Realty Income Trust	16	1,494
Urban Edge Properties	150	1,463
Urstadt Biddle Properties, Inc., Class A	34	434
Washington REIT	97	2,127
Weingarten Realty Investors	148	2,646
Whitestone REIT	42	258
Xenia Hotels & Resorts, Inc.	136	1,224
		318,242
Utilities-2.82%
ALLETE, Inc.	63	3,700
American States Water Co.	45	3,691
Avista Corp.	77	3,016
Black Hills Corp.	76	4,690
Cadiz, Inc.(c)	41	454
California Water Service Group	58	2,726
Chesapeake Utilities Corp.	21	1,897
Clearway Energy, Inc., Class A	40	812
Clearway Energy, Inc., Class C	88	1,928
El Paso Electric Co.	44	2,991
Hawaiian Electric Industries, Inc.	132	5,209

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Utilities-(continued)
IDACORP, Inc.	61	$5,687
MDU Resources Group, Inc.	237	5,157
MGE Energy, Inc.	42	2,852
Middlesex Water Co.	22	1,493
National Fuel Gas Co.	94	3,945
New Jersey Resources Corp.	109	3,828
NextEra Energy Partners L.P.	76	3,884
Northwest Natural Holding Co.	37	2,372
NorthWestern Corp.	61	3,667
ONE Gas, Inc.	64	5,374
Ormat Technologies, Inc.	46	3,349
Otter Tail Corp.	43	1,845
PNM Resources, Inc.	88	3,592
Portland General Electric Co.	108	5,088
SJW Group	30	1,885
South Jersey Industries, Inc.	112	3,176
Southwest Gas Holdings, Inc.	66	5,013
Spire, Inc.	60	4,375
Star Group L.P.	58	458
Sunnova Energy International, Inc.(c)	35	525
TerraForm Power, Inc., Class A	107	1,967
Unitil Corp.	18	867
York Water Co. (The)	15	666
		102,179
Total Common Stocks & Other Equity Interests (Cost $3,629,154)		3,610,130
	Shares	Value
Money Market Funds-0.04%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.10%(d)(f) (Cost $1,503)	1,503	$1,503
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.83% (Cost $3,630,657)		3,611,633
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.36%
Invesco Private Government Fund, 0.02%(d)(f)(g) (Cost $157,841)	157,841	157,841
TOTAL INVESTMENTS IN SECURITIES-104.19% (Cost $3,788,498)		3,769,474
OTHER ASSETS LESS LIABILITIES-(4.19)%		(151,558)
NET ASSETS-100.00%		$3,617,916

Investment Abbreviations:
CVR	-Contingent Value Rights
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2020.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Invesco Mortgage Capital, Inc.	$1,503	$765	$-	$(1,700)	$-	$568	$205
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	24,959	103,905	(127,361)	-	-	1,503	94
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	79,372	474,170	(553,542)	-	-	-	804
Invesco Liquid Assets Portfolio, Institutional Class*	27,558	111,027	(138,577)	(1)	(7)	-	121
Invesco Private Government Fund	-	321,988	(164,147)	-	-	157,841	2
Total	$133,392	$1,011,855	$(983,627)	$(1,701)	$(7)	$159,912	$1,226

*	At May 31, 2020, this security was no longer held.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
May 31, 2020
(Unaudited)
(e)	Security valued using significant unobservable inputs (Level 3). See Additional Valution Information.
(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco PureBetaSM US Aggregate Bond ETF (PBND)
May 31, 2020
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-41.08%
U.S. Treasury Bonds-11.19%
7.63%, 11/15/2022	$75,000	$88,736
6.25%, 08/15/2023	20,000	23,880
6.50%, 11/15/2026	20,000	27,757
6.63%, 02/15/2027	50,000	70,436
6.25%, 05/15/2030	25,000	38,650
5.38%, 02/15/2031	30,000	44,756
4.50%, 02/15/2036	15,000	23,007
4.25%, 05/15/2039	200,000	309,730
4.50%, 08/15/2039	100,000	159,367
4.38%, 11/15/2039	100,000	157,418
4.63%, 02/15/2040	25,000	40,578
4.75%, 02/15/2041	100,000	165,793
2.75%, 08/15/2042	100,000	127,910
2.75%, 11/15/2042	20,000	25,582
2.88%, 05/15/2043	100,000	130,621
3.75%, 11/15/2043	50,000	74,458
3.63%, 02/15/2044	155,000	227,078
2.88%, 08/15/2045	125,000	164,858
2.25%, 08/15/2046	200,000	237,281
3.00%, 05/15/2047	150,000	204,542
2.75%, 08/15/2047	80,000	104,575
3.13%, 05/15/2048	50,000	70,112
3.00%, 08/15/2048	50,000	68,799
3.38%, 11/15/2048	60,000	88,209
3.00%, 02/15/2049	50,000	69,035
2.88%, 05/15/2049	25,000	33,831
2.25%, 08/15/2049	55,000	66,175
2.38%, 11/15/2049	65,000	80,372
2.00%, 02/15/2050	25,000	28,665
1.25%, 05/15/2050	40,000	38,503
		2,990,714
U.S. Treasury Notes-29.89%
1.13% - 1.63%, 06/30/2021	300,000	303,541
1.13%, 07/31/2021	100,000	101,090
2.13%, 08/15/2021	100,000	102,322
1.13%, 09/30/2021	200,000	202,500
2.00% - 2.88%, 11/15/2021	150,000	154,622
1.75% - 1.88%, 11/30/2021	400,000	409,875
2.00% - 2.50%, 02/15/2022	250,000	258,259
1.88%, 03/31/2022	200,000	206,254
0.13%, 04/30/2022	50,000	49,972
1.75% - 2.13%, 05/15/2022	300,000	310,027
2.13%, 06/30/2022	200,000	208,180
1.50% - 1.63%, 08/15/2022	160,000	164,990
1.50%, 09/15/2022	50,000	51,529
1.63%, 11/15/2022	100,000	103,566
2.00%, 11/30/2022	100,000	104,549
2.13%, 12/31/2022	100,000	105,016
1.38% - 2.00%, 02/15/2023	150,000	156,535
1.50% - 2.63%, 02/28/2023	300,000	313,959
1.75%, 05/15/2023	100,000	104,605
2.75%, 05/31/2023	100,000	107,629
2.50%, 08/15/2023	100,000	107,356
2.75%, 11/15/2023	200,000	217,516
2.63%, 12/31/2023	40,000	43,430
2.25%, 01/31/2024	200,000	214,816
2.75%, 02/15/2024	50,000	54,654
2.38%, 02/29/2024	100,000	108,000
2.13%, 03/31/2024	50,000	53,607
2.50%, 05/15/2024	100,000	108,883
	Principal Amount	Value
U.S. Treasury Notes-(continued)
2.00%, 05/31/2024	$50,000	$53,490
1.75% - 2.00%, 06/30/2024	240,000	256,658
1.75%, 07/31/2024	100,000	106,191
2.38%, 08/15/2024	200,000	217,703
2.25%, 11/15/2024	150,000	163,107
1.75%, 12/31/2024	50,000	53,336
1.38%, 01/31/2025	50,000	52,513
2.00%, 02/15/2025	200,000	215,914
1.13%, 02/28/2025	75,000	77,981
2.88%, 04/30/2025	75,000	84,372
2.13%, 05/15/2025	100,000	108,875
2.88%, 07/31/2025	10,000	11,298
2.00%, 08/15/2025	100,000	108,559
2.25%, 11/15/2025	200,000	220,336
2.88%, 11/30/2025	60,000	68,186
1.63%, 02/15/2026	100,000	106,969
1.63%, 05/15/2026	50,000	53,558
1.50%, 08/15/2026	100,000	106,477
2.00%, 11/15/2026	200,000	219,648
2.25%, 02/15/2027	50,000	55,887
0.50%, 04/30/2027	25,000	25,024
2.38%, 05/15/2027	100,000	112,973
2.25%, 08/15/2027	150,000	168,689
2.25%, 11/15/2027	50,000	56,382
2.75%, 02/15/2028	100,000	116,834
2.88%, 05/15/2028	100,000	118,225
2.88%, 08/15/2028	50,000	59,317
3.13%, 11/15/2028	50,000	60,561
2.63%, 02/15/2029	100,000	117,338
2.38%, 05/15/2029	100,000	115,514
1.63%, 08/15/2029	100,000	109,170
1.75%, 11/15/2029	50,000	55,233
1.50%, 02/15/2030	60,000	64,905
0.63%, 05/15/2030	40,000	39,920
		7,988,425
Total U.S. Treasury Securities (Cost $9,888,841)		10,979,139
U.S. Dollar Denominated Bonds & Notes-30.89%
Aerospace & Defense-0.43%
Boeing Co. (The), 4.88%, 05/01/2025	50,000	53,138
Raytheon Technologies Corp., 4.50%, 06/01/2042	50,000	61,489
		114,627
Agricultural & Farm Machinery-0.39%
B.A.T. Capital Corp. (United Kingdom), 2.76%, 08/15/2022	50,000	51,561
CNH Industrial Capital LLC, 4.38%, 04/05/2022	50,000	51,511
		103,072
Air Freight & Logistics-0.20%
United Parcel Service, Inc., 3.63%, 10/01/2042	50,000	53,994
Asset Management & Custody Banks-0.42%
Apollo Management Holdings L.P., 4.87%, 02/15/2029(b)	50,000	59,777
Bank of New York Mellon Corp. (The), 2.20%, 08/16/2023	50,000	52,135
		111,912

Invesco PureBetaSM US Aggregate Bond ETF (PBND)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Automobile Manufacturers-0.80%
General Motors Financial Co., Inc., 3.20%, 07/06/2021	$100,000	$100,063
Toyota Motor Corp. (Japan), 3.67%, 07/20/2028	100,000	113,925
		213,988
Biotechnology-0.70%
AbbVie, Inc., 3.60%, 05/14/2025	50,000	55,143
Amgen, Inc., 4.66%, 06/15/2051	50,000	65,326
Gilead Sciences, Inc., 4.75%, 03/01/2046	50,000	67,201
		187,670
Brewers-0.42%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), 3.65%, 02/01/2026	100,000	111,028
Broadcasting-0.20%
Discovery Communications LLC, 3.95%, 03/20/2028	50,000	53,976
Cable & Satellite-0.64%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.91%, 07/23/2025	50,000	57,207
Comcast Corp.
4.15%, 10/15/2028	50,000	59,291
3.25%, 11/01/2039	50,000	54,980
		171,478
Consumer Finance-0.58%
American Express Credit Corp., 2.70%, 03/03/2022	100,000	103,475
Capital One Financial Corp., 3.75%, 07/28/2026	50,000	51,273
		154,748
Diversified Banks-4.99%
Asian Development Bank (Supranational), 1.75%, 06/08/2021	100,000	101,455
Bank of America Corp.
2.82%, 07/21/2023	50,000	51,748
3.88%, 08/01/2025	100,000	112,096
Bank of Montreal (Canada), 4.34%, 10/05/2028	50,000	52,855
Citigroup, Inc., 8.13%, 07/15/2039	50,000	84,318
European Investment Bank (Supranational), 2.25%, 03/15/2022	100,000	103,604
HSBC Holdings PLC (United Kingdom), 4.58%, 06/19/2029	200,000	227,316
Inter-American Development Bank (Supranational), 3.00%, 02/21/2024	100,000	110,136
JPMorgan Chase & Co., 3.96%, 11/15/2048	100,000	117,342
Mitsubishi UFJ Financial Group, Inc. (Japan), 3.76%, 07/26/2023	50,000	53,611
Royal Bank of Scotland Group PLC (The) (United Kingdom), 6.00%, 12/19/2023	50,000	55,067
Sumitomo Mitsui Financial Group, Inc. (Japan), 3.20%, 09/17/2029	50,000	52,186
Toronto-Dominion Bank (The) (Canada), 3.63%, 09/15/2031	50,000	54,441
U.S. Bancorp, 3.38%, 02/05/2024	50,000	54,548
Wells Fargo & Co., 3.07%, 01/24/2023	100,000	103,158
		1,333,881
Diversified Chemicals-0.41%
Dow Chemical Co. (The), 4.38%, 11/15/2042	100,000	110,347
	Principal Amount	Value
Electric Utilities-1.51%
Duke Energy Corp., 3.75%, 09/01/2046	$50,000	$55,437
Entergy Louisiana LLC, 4.00%, 03/15/2033	100,000	120,450
Georgia Power Co., 4.30%, 03/15/2043	100,000	115,745
NextEra Energy Capital Holdings, Inc., 2.75%, 05/01/2025	50,000	53,728
Xcel Energy, Inc., 4.00%, 06/15/2028	50,000	57,666
		403,026
Environmental & Facilities Services-0.21%
Waste Management, Inc., 3.45%, 06/15/2029	50,000	55,512
Health Care Equipment-0.26%
Abbott Laboratories, 4.90%, 11/30/2046	50,000	70,646
Health Care Services-0.60%
Cigna Corp., 3.20%, 03/15/2040	50,000	52,586
CVS Health Corp., 2.88%, 06/01/2026	100,000	107,072
		159,658
Home Improvement Retail-0.27%
Home Depot, Inc. (The), 5.88%, 12/16/2036	50,000	72,778
Household Products-0.22%
Procter & Gamble Co. (The), 3.00%, 03/25/2030	50,000	57,398
Industrial Conglomerates-0.68%
3M Co., 3.70%, 04/15/2050	50,000	60,761
General Electric Co., 6.75%, 03/15/2032	100,000	119,906
		180,667
Integrated Oil & Gas-1.11%
BP Capital Markets PLC (United Kingdom), 3.12%, 05/04/2026	100,000	104,575
Exxon Mobil Corp.
2.73%, 03/01/2023	50,000	52,680
4.33%, 03/19/2050	50,000	62,712
Shell International Finance B.V. (Netherlands), 6.38%, 12/15/2038	50,000	76,882
		296,849
Integrated Telecommunication Services-0.67%
AT&T, Inc., 3.40%, 05/15/2025	100,000	108,094
Verizon Communications, Inc., 5.01%, 04/15/2049	50,000	69,586
		177,680
Internet & Direct Marketing Retail-0.39%
Amazon.com, Inc., 2.50%, 11/29/2022	100,000	104,882
Investment Banking & Brokerage-0.83%
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/2025	100,000	110,990
Morgan Stanley, Series F, 3.88%, 04/29/2024	100,000	109,619
		220,609
IT Consulting & Other Services-0.50%
International Business Machines Corp., 6.50%, 01/15/2028	100,000	132,703
Life & Health Insurance-0.62%
MetLife, Inc., 6.40%, 12/15/2036	100,000	116,141
Prudential Financial, Inc., 5.20%, 03/15/2044	50,000	50,513
		166,654
Managed Health Care-0.19%
UnitedHealth Group, Inc., 2.00%, 05/15/2030	50,000	51,637
Movies & Entertainment-0.24%
Walt Disney Co. (The), 4.70%, 03/23/2050	50,000	65,259

Invesco PureBetaSM US Aggregate Bond ETF (PBND)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Multi-line Insurance-0.38%
American International Group, Inc., 2.50%, 06/30/2025	$50,000	$51,757
Liberty Mutual Group, Inc., 3.95%, 05/15/2060(b)	50,000	50,833
		102,590
Multi-Sector Holdings-0.64%
Berkshire Hathaway Energy Co.
3.75%, 11/15/2023	50,000	54,885
4.25%, 10/15/2050(b)	50,000	63,317
Berkshire Hathaway, Inc., 2.75%, 03/15/2023	50,000	53,273
		171,475
Multi-Utilities-0.41%
Delmarva Power & Light Co., 3.50%, 11/15/2023	100,000	108,291
Office REITs-0.40%
Boston Properties L.P., 3.80%, 02/01/2024	100,000	106,717
Oil & Gas Exploration & Production-0.22%
ConocoPhillips, 4.95%, 03/15/2026	50,000	59,601
Oil & Gas Refining & Marketing-0.40%
Valero Energy Corp., 3.40%, 09/15/2026	100,000	106,484
Oil & Gas Storage & Transportation-0.82%
Energy Transfer Operating L.P., 6.13%, 12/15/2045	100,000	105,064
TransCanada PipeLines Ltd. (Canada), 4.63%, 03/01/2034	100,000	115,302
		220,366
Packaged Foods & Meats-0.43%
Conagra Brands, Inc., 3.80%, 10/22/2021	50,000	51,987
Tyson Foods, Inc., 5.10%, 09/28/2048	50,000	64,191
		116,178
Pharmaceuticals-1.08%
Bayer US Finance II LLC (Germany), 2.75%, 07/15/2021(b)	100,000	102,045
Bristol-Myers Squibb Co., 5.88%, 11/15/2036	50,000	74,584
Pfizer, Inc., 3.40%, 05/15/2024	100,000	111,657
		288,286
Railroads-0.42%
CSX Corp., 2.40%, 02/15/2030	50,000	51,964
Union Pacific Corp., 4.50%, 09/10/2048	50,000	61,129
		113,093
Restaurants-0.22%
McDonald’s Corp., 4.20%, 04/01/2050	50,000	59,752
Retail REITs-0.18%
Simon Property Group L.P., 3.38%, 12/01/2027	50,000	49,220
Semiconductors-0.41%
Broadcom, Inc., 5.00%, 04/15/2030(b)	50,000	55,646
Intel Corp., 2.70%, 12/15/2022	50,000	52,823
		108,469
Soft Drinks-0.21%
PepsiCo, Inc., 2.63%, 07/29/2029	50,000	54,907
Sovereign Debt-3.40%
Hungary Government International Bond (Hungary), 5.38%, 02/21/2023	200,000	218,400
Indonesia Government International Bond (Indonesia), 8.50%, 10/12/2035(b)	100,000	154,089
	Principal Amount	Value
Sovereign Debt-(continued)
International Bank for Reconstruction & Development (Supranational), 2.75%, 07/23/2021	$100,000	$102,757
Japan Bank for International Cooperation (Japan), 2.88%, 06/01/2027	200,000	225,108
Mexico Government International Bond (Mexico), 4.75%, 03/08/2044	100,000	104,831
Province of Alberta Canada (Canada), 2.20%, 07/26/2022	100,000	103,266
		908,451
Specialized REITs-0.40%
American Tower Corp., 3.50%, 01/31/2023	100,000	106,616
Specialty Chemicals-0.19%
DuPont de Nemours, Inc., 2.17%, 05/01/2023	50,000	51,074
Steel-0.21%
Vale Overseas Ltd. (Brazil), 6.25%, 08/10/2026	50,000	57,284
Systems Software-0.85%
Microsoft Corp., 3.70%, 08/08/2046	100,000	125,034
Oracle Corp., 1.90%, 09/15/2021	100,000	101,773
		226,807
Technology Hardware, Storage & Peripherals-0.40%
Apple, Inc., 2.40%, 05/03/2023	100,000	105,932
Tobacco-0.21%
Philip Morris International, Inc., 4.13%, 03/04/2043	50,000	56,808
Trading Companies & Distributors-0.33%
Air Lease Corp., 3.63%, 04/01/2027	100,000	87,886
Wireless Telecommunication Services-0.20%
T-Mobile USA, Inc., 3.88%, 04/15/2030(b)	50,000	54,361
Total U.S. Dollar Denominated Bonds & Notes (Cost $7,818,233)		8,257,327
U.S. Government Sponsored Agency Mortgage-Backed Securities-23.67%
Federal Home Loan Bank (FHLB)-0.40%
2.13%, 06/09/2023	100,000	105,446
Federal Home Loan Mortgage Corp. (FHLMC)-6.48%
2.38%, 01/13/2022	100,000	103,533
2.50%, 09/01/2028	85,041	89,611
3.00%, 11/01/2028 to 09/01/2049	534,559	566,443
3.50%, 02/01/2043 to 10/01/2047	458,183	495,027
4.00%, 08/01/2047 to 09/01/2049	354,785	380,296
4.50%, 03/01/2049	89,980	97,830
		1,732,740
Federal National Mortgage Association (FNMA)-10.18%
2.63%, 09/06/2024	100,000	109,502
3.50%, 12/01/2028 to 07/01/2048	729,737	780,294
2.50%, 02/01/2032	105,675	110,864
3.00%, 09/01/2032 to 10/01/2049	752,672	801,787
4.00%, 09/01/2047 to 06/01/2049	545,459	583,945
5.00%, 05/01/2048 to 07/01/2049	181,804	202,589
4.50%, 04/01/2049	119,297	131,365
		2,720,346
Government National Mortgage Association (GNMA)-6.61%
3.50%, 04/20/2033 to 09/20/2047	592,503	634,409
4.00%, 11/15/2046 to 02/20/2049	241,609	261,132

Invesco PureBetaSM US Aggregate Bond ETF (PBND)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Government National Mortgage Association (GNMA)-(continued)
3.00%, 11/20/2046 to 06/20/2049	$454,982	$487,778
5.00%, 05/20/2048	43,895	48,073
4.50%, 01/20/2049 to 07/20/2049	139,539	150,190
2.50%, 06/20/2049	175,258	186,087
		1,767,669
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $6,082,296)		6,326,201

Asset-Backed Securities-2.96%
American Express Credit Account Master Trust, Series 2017-6, Class A, 2.04%, 05/15/2023	100,000	100,625
Commercial Mortgage Trust, Series 2015-CR22, Class A5, 3.31%, 03/10/2048	100,000	106,750
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19%, 07/15/2031(b)	100,000	104,917
Hertz Vehicle Financing II L.P., Series 2018-1A, Class B, 3.60%, 02/25/2024(b)	100,000	84,156
Verizon Owner Trust, Series 2017-3A, Class A1A, 2.06%, 04/20/2022(b)	35,116	35,290
Wells Fargo Commercial Mortgage Trust
Series 2015-LC20, Class B, 3.72%, 04/15/2050	100,000	101,076
Series 2015-NXS2, Class A4, 3.50%, 07/15/2058	200,000	211,901
	Principal Amount	Value

WFRBS Commercial Mortgage Trust, Series 2012-C9, Class C, 4.54%, 11/15/2045(c)	$50,000	$47,336
Total Asset-Backed Securities (Cost $796,722)		792,051

Municipal Obligations-0.65%
California (State of), Series 2009, GO Bonds, 7.55%, 04/01/2039 (Cost $149,571)	100,000	172,874
	Shares
Money Market Funds-0.47%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.10%(d)(e) (Cost $126,281)	126,281	126,281
TOTAL INVESTMENTS IN SECURITIES-99.72% (Cost $24,861,944)		26,653,873
OTHER ASSETS LESS LIABILITIES-0.28%		74,603
NET ASSETS-100.00%		$26,728,476

Investment Abbreviations:
GO	-General Obligation

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $764,431, which represented 2.86% of the Fund’s Net Assets.
(c)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$24,081	$1,689,091	$(1,586,891)	$-	$-	$126,281	$350
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	-	986,576	(986,576)	-	-	-	249
Invesco Liquid Assets Portfolio, Institutional Class*	-	219,861	(219,864)	-	3	-	31
Invesco Private Government Fund*	-	190,147	(190,147)	-	-	-	-
Total	$24,081	$3,085,675	$(2,983,478)	$-	$3	$126,281	$630

*	At May 31, 2020, this security was no longer held.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.

Invesco PureBetaSM US Aggregate Bond ETF (PBND)—(continued)
May 31, 2020
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco PureBetaSM MSCI USA ETF
Investments in Securities
Common Stocks & Other Equity Interests	$7,612,438	$-	$-	$7,612,438
Money Market Funds	15,149	11,096	-	26,245
Total Investments	$7,627,587	$11,096	$-	$7,638,683
Invesco PureBetaSM MSCI USA Small Cap ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,610,088	$-	$42	$3,610,130
Money Market Funds	1,503	157,841	-	159,344
Total Investments	$3,611,591	$157,841	$42	$3,769,474
Invesco PureBetaSM US Aggregate Bond ETF
Investments in Securities
U.S. Treasury Securities	$-	$10,979,139	$-	$10,979,139
U.S. Dollar Denominated Bonds & Notes	-	8,257,327	-	8,257,327
U.S. Government Sponsored Agency Mortgage-Backed Securities	-	6,326,201	-	6,326,201
Asset-Backed Securities	-	792,051	-	792,051
Municipal Obligations	-	172,874	-	172,874
Money Market Funds	126,281	-	-	126,281
Total Investments	$126,281	$26,527,592	$-	$26,653,873
Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.